Putnam
Premier
Income
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-02


[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]


Dear Shareholder:

If there is any such thing as normalcy in the securities markets, it certainly has not been much in evidence over the past two years as equity investors stampeded in droves to the relative safety of bonds. Bonds have flourished in this shower of attention and handily outperformed stocks.

Emerging signals now suggest that the economic downturn will neither be as deep nor as prolonged as was feared in the aftermath of the September 11th attacks. The challenges presented by the shift from recession to recovery are being closely assessed by Putnam Premier Income Trust's management team. The team presents its in-depth analysis of performance and prospects in the following report.

As you will note in this report, we are now simply listing the name of the team responsible for the fund's management rather than individual team members. This change reflects Putnam's belief that mutual funds are more effectively overseen by teams than by individuals.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 13, 2002


REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Core Fixed-Income Team

In a period marked by a transition from recession to hopes for a global economic recovery, Putnam Premier Income Trust weathered the uncertainties well, benefiting from its diverse range of bond holdings in several different fixed-income sectors and geographic regions. The fund's performance at net asset value was mixed relative to its comparative benchmark indices, outperforming the CSFB High Yield Index and the Salomon Smith Barney Non-World Government Bond Index, while underperforming the Lehman Government Bond Index. The fund's higher return at market price, which outperformed all three benchmarks, reflected increased demand for fixed-income investments growing out of the general flight to safety produced by the volatility and uncertainty of the period.

Total return for 6 months ended 1/31/02

                 NAV            Market price
-----------------------------------------------------------------------
                2.05%              4.89%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance based on market prices for the shares will vary from performance based on the portfolio's net asset value. Performance information for longer periods begins on page 6.

* A CHALLENGING AND VOLATILE PERIOD FOR GLOBAL BOND MARKETS

Financial markets faced an exceptionally challenging and volatile semiannual period as weaker-than-expected data trends and tragedy in the United States raised economic and geopolitical uncertainty to new heights. Prior to September 11th, global yields declined as investors scrutinized key indicators for signs of a rebound in economic activity. After September 11th, yield curves in the major bond-market sectors steepened, as shorter-maturity issues rallied strongly due to the decreased appetite for risk and increased preference for liquidity.


[GRAPHIC OMITTED: horizontal bar chart SECTOR ALLOCATIONS]

SECTOR ALLOCATIONS*

High yield              47.6%

U.S. investment grade   28.7%

Foreign                 23.7%

Footnote reads:
* Based on net assets as of 1/31/02. Holdings will vary over time.


Following military advances in Afghanistan, investors became less risk averse. In addition, a better-than-expected rebound in consumer activity prompted a selloff in global sovereigns, which erased some of the gains achieved during the period. Central banks around the world cut rates actively during the period and the Federal Reserve Board led the pack with an additional 2.0% in rate reductions. As the period came to a close, improving economic fundamentals reinforced investor expectations for a modest recovery. Meanwhile, the Federal Reserve's decision to leave interest rates unchanged at their January 30-31 meeting suggested the worst of the U.S. slowdown may have passed. This was the first Fed meeting in over a year that has not resulted in an interest-rate cut.

* INVESTMENT-GRADE SECTORS PERFORMED WELL

Investment-grade bond markets continued to benefit from increased demand resulting from lower short-term interest rates and poor performance in equities. However, more robust economic reports, which seemed to indicate a turning point, progressively placed pressure on investment-grade bond returns after the initial trauma following September 11th had subsided. Your fund's performance overall benefited from allocations to the U.S. investment-grade sectors, especially Treasuries and mortgage-backed securities.

* HIGH-YIELD SECTOR REMAINED VOLATILE

Volatility remained the norm for the high-yield market, which surged and receded with each change in investor sentiment. High-yield bonds typically track trends in the equity markets. However, despite declining equity markets amid weaker-than-expected economic data and poor earnings announcements, high-yield bonds held up relatively well in the beginning of the period. Investor demand continued to be stimulated by positive relative returns and steeper yield curves as world central banks initiated an additional round of easings. However, September 11th erased all high-yield returns earned since January, as investors penalized the asset class for its lack of liquidity, credit risk, and sensitivity to the worsening economic environment. This cut into the fund's gains at the time.

Fund Profile

Putnam Premier Income Trust is designed for investors seeking a high level of current income consistent with preservation of capital. The fund maintains flexibility across fixed-income sectors to seek maximum current income without undue risk to capital. The fund is designed for investors seeking a higher level of income who can accept a moderately higher level of risk.

Beginning in October and continuing through the end of the period, the rapid dissipation of investors' gloomiest economic scenarios helped the high-yield market recover most of the ground lost following the attacks. One sector, telecommunications, weighed down market returns during the period as the ongoing inability of telecom companies to show profits or find additional financing led to increasing defaults. Better-than-expected economic data helped fuel an early January high-yield rally, although rating downgrades, defaults, and rumors of restructuring began to pressure returns for the latter part of the month.

* INTERNATIONAL BONDS HELD UP WELL AMID THE SLOWING GLOBAL ECONOMY

Global bonds in developed markets rose modestly for the semi-annual period. Following the terrorist attacks on September 11th, fears of a U.S.-led economic downturn in the global economy precipitated a round of coordinated monetary easing from world central banks. Global bonds benefited from this environment of heightened economic and geopolitical uncertainty, and your fund's performance benefited in turn. As 2001 came to an end, global bonds in developed markets quickly lost steam as investors grew more optimistic about economic recovery and equity markets bounced back from their post-September 11th lows. Within developed markets, the fund's exposure to Germany was a positive contributor to performance.

Emerging-market bonds advanced broadly in 2001, although returns were weighted down by the lack of structural reform in Argentina that eventually culminated in default. Within the emerging-markets sector, the fund's overweighted position in Russia, as well as our avoidance of Argentina, contributed positively to performance.

* MANAGEMENT SEES A MODEST RECOVERY IN 2002

We believe there will be continued low inflation and a modest recovery in the first half of 2002. The stimulative effect of the Fed's aggressive monetary easing policy, combined with the government's fiscal policy, appears to have helped the economy stabilize; however, business and consumer spending is expected to remain relatively weak in 2002, leading to only a modest recovery by historical standards.


[GRAPHIC OMITTED: TOP SECTOR HOLDINGS]

TOP SECTOR HOLDINGS*

Top three high-yield holdings

Allied Waste Industries, Inc., company guaranty, Series B, 10.0%, 2009

HMH Properties, Inc, company guaranty, Series B, 7.875%, 2008

Echostar Broadband Corp., senior notes 10.375%, 2007

Top three U.S. government holdings

U.S. Treasury Bonds 7.5%, 11/15/16

Federal National Mortgage Association, TBA, 6.5%, 2/1/17

U.S. Treasury Bonds 5.375%, 2/15/31

Top three international holdings

Germany (Federal Republic of) bonds Series 95, 7.375%, 2005

France (Government of) bonds 5.5%, 2010

Brazil (Federal Republic of) bonds, 8.0%, 2014

Footnote reads:
*These holdings represent 18.8% of the fund's net assets as of 1/31/02.
 Portfolio holdings will vary over time.


The Fed's decision to keep interest rates unchanged at its January 30 meeting signals a pause, if not an end, to its year-long aggressive rate-cutting campaign. Nonetheless, we believe that continued low inflation will likely allow the Fed more time before it feels the need to raise rates. We will continue to monitor the fixed-income universe closely, identifying securities with positive fundamentals and attractive valuations.

We remain cautiously optimistic on the high-yield market. Our economists' expectations of only a modest economic recovery beginning in the second quarter do not diminish the attractiveness of high-yield bonds as valuations remain compelling in this sector. The current yield spread (the difference between the yield on high-yield bonds and that on Treasuries) remains above the historical average, reflecting modest recovery expectations and a continued high default rate. Credit dynamics in the high-yield market should also improve this year.

"For the second consecutive year, investors in most bond mutual funds enjoyed solid returns in 2001, a respite from the miserable returns in stocks over that period."

-- The Wall Street Journal, January 7, 2002

Internationally, we continue to find value in developed markets, while we are neutral with regard to emerging markets. Fortunately, Argentina's default has had little impact on the rest of the emerging-markets sector thus far. As investors in the global bond markets look toward an improving environment this year, we will continue to maintain the fund's diversity, take advantage of opportunities as they arise, and maintain strict risk controls.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/02, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Lower-rated bonds may offer higher yields in return for more risk. Government securities guarantee principal and interest; mutual funds that invest in these securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.

NEWS FROM THE TRUSTEES

In July 2001, we welcomed Charles B. Curtis to Putnam's Board of Trustees. He brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries. We look forward to the contributions Charles will make to the continued success of the Putnam funds.

PUTNAM'S POLICY ON DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 1/31/02

                            NAV      Market price
--------------------------------------------------
6 months                    2.05%        4.89%
--------------------------------------------------
1 year                      1.50         4.48
--------------------------------------------------
5 years                    17.81        25.57
Annual average              3.33         4.66
--------------------------------------------------
10 years                   94.47       100.05
Annual average              6.88         7.18
--------------------------------------------------
Life of fund
(since 2/29/88)
Annual average              7.81         7.00
--------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/02

                                  Salomon
                     Lehman      Bros. Non-
                    Government   U.S. World
                       Bond      Govt. Bond      CSFB High         Consumer
                      Index        Index        Yield Index       price index
-------------------------------------------------------------------------------
6 months              3.06%       -1.79%           1.30%             0.11%
-------------------------------------------------------------------------------
1 year                6.86        -5.70            0.73              1.08
-------------------------------------------------------------------------------
5 years              43.67         2.00           17.55             11.42
Annual average        7.52         0.40            3.29              2.19
-------------------------------------------------------------------------------
10 years            103.73        58.72          106.26             28.60
Annual average        7.37         4.73            7.51              2.55
-------------------------------------------------------------------------------
Life of fund
(since 2/29/88)
Annual average        8.07         5.56            8.46              3.11
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund to not match those in the indexes, and performance of the fund will differ. It is not possible to invest in an index.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/02

--------------------------------------------------
Distributions
(number)                         6
--------------------------------------------------
Income                        $0.2700
--------------------------------------------------
Capital gains                   --
--------------------------------------------------
  Total                       $0.2700
--------------------------------------------------
Share value:              NAV      Market price
--------------------------------------------------
7/31/01                  $6.68        $6.290
--------------------------------------------------
1/31/02                   6.53         6.320
--------------------------------------------------
Current return (end of period)
--------------------------------------------------
Current
dividend
rate 1                    8.27%         8.54%
--------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 12/31/01 (most recent calendar quarter)

                       NAV          Market price
--------------------------------------------------
6 months              2.51%            -0.73%
--------------------------------------------------
1 year                4.11              7.32
--------------------------------------------------
5 years              17.52             25.25
Annual average        3.28              4.61
--------------------------------------------------
10 years             93.49             93.71
Annual average        6.82              6.84
--------------------------------------------------
Life of fund
(since 2/29/88)
Annual average        7.80              6.60
--------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate, and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all of the fund's assets by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Lehman Government Bond Index* is an unmanaged list of U.S. Treasury and agency securities.

Credit Suisse First Boston (CSFB) High Yield Index* is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

Salomon Brothers Non-U.S. World Government Bond Index* is an unmanaged list of bonds issued by 10 countries.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Footnote reads:
* Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
January 31, 2002 (Unaudited)

CORPORATE BONDS AND NOTES (48.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
$           790,000 Adams Outdoor Advertising bank term loan
                    FRB Ser. B, 5.41s, 2008 (acquired 8/1/01,
                    cost $789,012) (RES)                                                              $     794,938
          1,110,500 Interact Operating Co. notes 14s, 2003 (PIK)                                                111
            585,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                         615,713
            420,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                           441,000
                                                                                                      -------------
                                                                                                          1,851,762

Aerospace and Defense (1.2%)
-------------------------------------------------------------------------------------------------------------------
          1,735,000 Argo-Tech Corp. company guaranty 8 5/8s, 2007                                         1,440,050
            120,000 Argo-Tech Corp. company guaranty Ser. D,
                    8 5/8s, 2007                                                                             99,600
          1,290,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                        1,128,750
            960,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                      806,400
          1,180,000 Decrane Aircraft Holdings Co. company guaranty
                    Ser. B, 12s, 2008                                                                     1,110,675
          1,030,000 Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                597,400
          1,310,000 L-3 Communications Corp. sr. sub. notes
                    8 1/2s, 2008                                                                          1,362,400
            440,000 L-3 Communications Corp. sr. sub. notes Ser. B,
                    10 3/8s, 2007                                                                           470,800
          1,000,000 L3 Communications Corp. Structured notes
                    (Issued by Counts Trust) Ser. 2001-5, 8.82s, 2009                                     1,020,000
            570,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                             581,400
          2,140,000 Sequa Corp. sr. notes 9s, 2009                                                        2,075,800
            500,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                              476,250
                                                                                                      -------------
                                                                                                         11,169,525

Agriculture (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,620,000 Premium Standard Farms, Inc. 144A sr. notes
                    9 1/4s, 2011                                                                          1,664,550

Airlines (0.6%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Air Canada Corp. sr. notes 10 1/4s, 2011 (Canada)                                        70,000
          1,390,000 Airbus Industries 144A notes Ser. D, 12.266s, 2020                                    1,421,939
            580,000 American Airlines, Inc. bonds Ser. 01-2, Class B,
                    8.608s, 2011                                                                            578,985
            290,000 American Airlines, Inc. 144A pass-through
                    certificates Ser. 01-2, Class A-2, 7.858s, 2011                                         292,390
          1,360,000 Calair, LLC 144A company guaranty 8 1/8s, 2008                                        1,142,400
            450,000 Continental Airlines, Inc. pass-through certificates
                    Ser. D, 7.568s, 2006                                                                    360,000
            330,000 Northwest Airlines, Inc. company guaranty
                    8 3/8s, 2004                                                                            306,900
            770,000 Northwest Airlines, Inc. company guaranty
                    7 5/8s, 2005                                                                            693,000
            377,446 NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                                383,108
            780,000 US Air, Inc. pass-through certificates Ser. 93A3,
                    10 3/8s, 2013                                                                           483,600
                                                                                                      -------------
                                                                                                          5,732,322

Automotive (1.3%)
-------------------------------------------------------------------------------------------------------------------
            460,000 Aftermarket Technology Corp. sr. sub. notes
                    12s, 2004                                                                               469,200
          1,070,000 Aftermarket Technology Corp. sr. sub. notes
                    Ser. D, 12s, 2004                                                                     1,091,400
            486,505 Collins & Aikman Products, Inc. bank term loan
                    FRN Ser. B, 7s, 2005 (acquired 12/20/01,
                    cost $481,640) (RES)                                                                    489,242
            670,000 Collins & Aikman Products, Inc. company
                    guaranty 11 1/2s, 2006                                                                  633,150
            900,000 Collins & Aikman Products, Inc. 144A sr. notes
                    10 3/4s, 2011                                                                           904,500
            160,000 Dana Corp. notes 7s, 2029                                                               115,200
            490,000 Dana Corp. notes 6 1/4s, 2004                                                           441,000
          1,720,000 Dana Corp. 144A sr. notes 9s, 2011                                                    1,565,200
            220,000 Delco Remy International, Inc. 144A company
                    guaranty 11s, 2009                                                                      221,375
             70,000 Delco Remy International, Inc. company guaranty
                    10 5/8s, 2006                                                                            69,475
          1,970,000 Dura Operating Corp. 144A company guaranty
                    Ser. D, 9s, 2009                                                                      1,891,200
EUR         140,000 Dura Operating Corp. sr. sub. notes Ser. B, 9s, 2009                                    109,653
$           730,000 Exide Corp. sr. notes 10s, 2005                                                         226,300
            200,000 Federal Mogul Corp. notes 7 7/8s, 2010
                    (In default) (NON)                                                                       30,000
            910,000 Federal Mogul Corp. notes 7 3/4s, 2006
                    (In default) (NON)                                                                      136,500
            280,000 Hayes Lemmerz International, Inc. company
                    guaranty Ser. B, 9 1/8s, 2007 (In default) (NON)                                         11,200
            280,000 Hayes Lemmerz International, Inc. company
                    guaranty Ser. B, 8 1/4s, 2008 (In default) (NON)                                         11,200
            350,000 Hayes Lemmerz International, Inc. 144A
                    company guaranty 11 7/8s, 2006 (In default) (NON)                                       189,438
            880,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                         900,381
          1,210,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                       1,226,795
            350,000 Lear Corp. Structured Notes 8.46s, 2006 (issued by
                    STEERS Credit Linked Trust 2001)
                    (acquired 5/17/01, cost $350,000) (RES)                                                 351,750
            490,000 Tenneco, Inc. company guaranty 11 5/8s, 2009
                    (Malaysia)                                                                              271,950
            270,000 Venture Holdings Trust 144A sr. notes Ser. B,
                    9 1/2s, 2005                                                                            221,400
                                                                                                      -------------
                                                                                                         11,577,509

Banking (1.1%)
-------------------------------------------------------------------------------------------------------------------
            700,000 Chevy Chase Savings Bank, Inc. sub. debs.
                    9 1/4s, 2005                                                                            707,000
            850,000 Colonial Capital II 144A company guaranty
                    8.92s, 2027                                                                             778,188
            110,000 Dime Capital Trust I bank guaranty Ser. A,
                    9.33s, 2027                                                                             119,557
          1,500,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                1,496,805
          2,150,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010
                    (South Korea)                                                                         2,418,750
            165,000 North Fork Capital Trust I company guaranty
                    8.7s, 2026                                                                              159,496
            115,000 Peoples Heritage Capital Trust company guaranty
                    Ser. B, 9.06s, 2027                                                                     107,742
            715,000 Provident Capital Trust company guaranty 8.6s, 2026                                     642,256
            410,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                             298,796
          2,980,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       3,248,200
            505,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                          463,176
                                                                                                      -------------
                                                                                                         10,439,966

Beverage (0.3%)
-------------------------------------------------------------------------------------------------------------------
            210,000 Constellation Brands, Inc. company guaranty
                    8 1/2s, 2009                                                                            210,000
            860,000 Constellation Brands, Inc. company guaranty
                    Ser. B, 8s, 2008                                                                        890,100
          1,190,000 Constellation Brands, Inc. sr. sub. notes Ser. B,
                    8 1/8s, 2012                                                                          1,210,825
                                                                                                      -------------
                                                                                                          2,310,925

Broadcasting (3.7%)
-------------------------------------------------------------------------------------------------------------------
          1,440,000 Acme Television company guaranty 10 7/8s, 2004                                        1,418,400
            423,000 Allbritton Communications Co. sr. sub. notes Ser. B,
                    8 7/8s, 2008                                                                            439,920
            800,000 Belo Corp. sr. notes 7 1/8s, 2007                                                       792,136
            530,000 Belo Corp. sr. unsub. notes 8s, 2008                                                    540,680
            860,000 Benedek Communications Corp. sr. disc.
                    notes 13 1/4s, 2006 (In default) (NON)                                                  619,200
          1,980,000 British Sky Broadcasting PLC company guaranty
                    6 7/8s, 2009 (United Kingdom)                                                         1,883,515
          2,040,000 Chancellor Media Corp. company guaranty 8s, 2008                                      2,136,900
          3,586,000 Diva Systems Corp. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 5/8s, 3/1/03), 2008 (STP)                                            573,760
          4,250,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                      4,526,250
          1,990,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                             2,069,600
          1,160,000 Echostar DBS Corp. 144A sr. notes 9 1/8s, 2009                                        1,184,650
            160,000 Emmis Communications Corp. bank term loan
                    FRN Ser. A, 4.506s, 2009 (acquired 1/31/02,
                    cost $159,400) (RES)                                                                    158,880
            875,069 Emmis Communications Corp. bank term loan
                    FRN Ser. B, 5 1/2s, 2009 (acquired 1/2/01,
                    cost $873,757) (RES)                                                                    876,859
            200,000 Emmis Communications Corp. company guaranty
                    Ser. B, 8 1/8s, 2009                                                                    200,000
            560,000 Emmis Communications Corp. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 3/15/06),
                    2011 (STP)                                                                              380,800
            986,308 Fox Family Worldwide, Inc. sr. disc. notes
                    stepped-coupon zero % (10 1/4s, 11/1/02),
                    2007 (STP)                                                                            1,075,076
          1,830,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                     1,958,100
          1,110,000 Fox/Liberty Networks, LLC sr. notes 8 7/8s, 2007                                      1,165,500
            130,000 Granite Broadcasting Corp. sr. sub. notes
                    9 3/8s, 2005                                                                            118,300
            960,000 Granite Broadcasting Corp. sr. sub. notes
                    8 7/8s, 2008                                                                            816,000
             85,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 7/8s, 10/15/02), 2007 (STP)                                                   36,975
          1,740,000 LIN Holdings Corp. sr. disc. notes stepped-coupon
                    zero % (10s, 3/1/03), 2008 (STP)                                                      1,218,000
            170,000 LIN Holdings Corp. 144A sr. disc. notes stepped-
                    coupon zero % (10s, 3/1/03), 2008 (STP)                                                 106,250
            440,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                      433,400
            270,000 News America, Inc. sr. notes 6 5/8s, 2008                                               270,675
             20,000 Pegasus Communications Corp. sr. notes
                    12 1/2s, 2007                                                                            19,600
          1,200,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                             1,152,000
          2,658,731 Quorum Broadcast Holdings, LLC notes
                    stepped-coupon zero % (15s, 5/15/06),
                    2009 (acquired 5/15/01, cost $1,056,491) (RES) (STP)                                  1,056,580
            502,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (9.8s, 2/15/03), 2008 (STP)                                                      115,460
            510,000 Sinclair Broadcast Group, Inc. bank term loan
                    FRN 5.93s, 2009 (acquired 10/23/01,
                    cost $500,756) (RES)                                                                    511,530
          1,370,000 Sinclair Broadcast Group, Inc. company guaranty 9s,
                    2007                                                                                  1,411,100
            100,000 Sinclair Broadcast Group, Inc. sr. sub. notes
                    8 3/4s, 2007                                                                            102,500
            440,000 Sinclair Broadcast Group, Inc. 144A sr. sub. notes
                    8 3/4s, 2011                                                                            451,000
          2,080,000 XM Satellite Radio Holdings, Inc. sec. notes 14s,
                    2010                                                                                  1,591,200
          2,420,000 Young Broadcasting, Inc. 144A sr. sub notes 10s,
                    2011                                                                                  2,299,000
            166,000 Young Broadcasting, Inc. company guaranty Ser. B,
                    8 3/4s, 2007                                                                            149,400
                                                                                                      -------------
                                                                                                         33,859,196

Building Materials (0.6%)
-------------------------------------------------------------------------------------------------------------------
          2,050,000 American Standard Companies, Inc. company
                    guaranty 7 5/8s, 2010                                                                 2,101,250
            100,000 American Standard Companies, Inc. company
                    guaranty 7 1/8s, 2003                                                                   102,000
            390,000 Atrium Companies, Inc. company guaranty Ser. B,
                    10 1/2s, 2009                                                                           366,600
            450,000 Building Materials Corp. company guaranty 8s, 2008                                      335,250
          1,020,000 Dayton Superior Corp. company guaranty 13s, 2009                                      1,045,500
            570,000 NCI Building Systems, Inc. sr. sub. notes Ser. B,
                    9 1/4s, 2009                                                                            550,050
            590,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                             592,950
            460,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                        467,475
            120,000 Nortek, Inc. 144A sr. sub. notes Ser. B, 9 7/8s, 2011                                   120,900
                                                                                                      -------------
                                                                                                          5,681,975

Cable Television (3.3%)
-------------------------------------------------------------------------------------------------------------------
          1,270,000 Adelphia Communications Corp. sr. notes
                    10 7/8s, 2010                                                                         1,352,550
          1,770,000 Adelphia Communications Corp. sr. notes
                    10 1/4s, 2011                                                                         1,831,950
             80,000 Adelphia Communications Corp. sr. notes
                    10 1/4s, 2006                                                                            82,200
             50,000 Adelphia Communications Corp. sr. notes
                    7 7/8s, 2009                                                                             47,250
          2,380,000 Adelphia Communications Corp. sr. notes Ser. B,
                    9 7/8s, 2007                                                                          2,403,800
            530,000 Adelphia Communications Corp. sr. notes Ser. B,
                    8 3/8s, 2008                                                                            511,450
          1,710,000 Adelphia Communications Corp. sr. notes Ser. B,
                    7 3/4s, 2009                                                                          1,607,400
            860,000 Century Communications Corp. sr. notes
                    8 7/8s, 2007                                                                            842,800
            960,000 Charter Communications Holdings, LLC bank
                    term loan FRN Ser. B, 4.52s, 2008
                    (acquired 10/22/01, cost $938,400) (RES)                                                946,320
            180,000 Charter Communications Holdings, LLC sr. disc.
                    notes stepped-coupon zero % (13 1/2s, 1/15/06),
                    2011 (STP)                                                                              120,600
          1,860,000 Charter Communications Holdings, LLC sr. disc.
                    notes stepped-coupon zero % (11 3/4s, 5/15/06),
                    2011 (STP)                                                                            1,143,900
            320,000 Charter Communications Holdings, LLC sr. disc.
                    notes stepped-coupon zero % (9.92s, 4/1/04),
                    2011 (STP)                                                                              233,600
          2,200,000 Charter Communications Holdings, LLC sr. notes
                    11 1/8s, 2011                                                                         2,312,750
            500,000 Charter Communications Holdings, LLC sr. notes
                    10 3/4s, 2009                                                                           520,000
            850,000 Charter Communications Holdings, LLC sr. notes
                    10s, 2009                                                                               858,500
          2,320,000 Charter Communications Holdings, LLC sr. notes
                    8 5/8s, 2009                                                                          2,215,600
            710,000 Charter Communications Holdings, LLC sr. notes
                    8 1/4s, 2007                                                                            674,500
            970,000 Charter Communications Holdings, LLC/Capital
                    Corp. 144A sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 1/15/07), 2012 (STP)                                                   560,175
            290,000 CSC Holdings, Inc. debs. 7 5/8s, 2018                                                   269,207
            280,000 CSC Holdings, Inc. sr. sub. debs. 10 1/2s, 2016                                         308,000
          2,015,000 CSC Holdings, Inc. sr. sub. debs. 9 7/8s, 2013                                        2,115,750
          3,225,000 Diamond Cable Communication PLC sr. disc.
                    notes stepped-coupon zero % (10 3/4s, 2/15/02),
                    2007 (United Kingdom) (STP)                                                           1,064,250
          1,340,000 Diamond Cable Communications PLC sr. disc.
                    notes 13 7/8s, 2005 (United Kingdom)                                                    442,200
            330,000 Diamond Cable Communications PLC sr. disc.
                    notes 13 1/4s, 2004 (United Kingdom)                                                    107,250
            830,000 Insight Communications Company, Inc. sr. disc.
                    notes stepped-coupon zero % (12 1/4s, 2/15/06),
                    2011 (STP)                                                                              520,825
            210,000 Insight Midwest LP/Insight Capital, Inc. bank term loan 5 1/2s, 2009 (acquired 11/5/01,
                    cost $209,606) (RES)                                                                    210,225
            990,000 Insight Midwest LP/Insight Capital, Inc. 144A
                    sr. notes 10 1/2s, 2010                                                               1,076,625
            969,000 International Cabletel, Inc. sr. disc. notes
                    11 1/2s, 2006                                                                           319,770
          1,520,000 NTL, Inc. sr. notes Ser. A, 12 3/4s, 2005                                               520,600
          1,720,000 NTL Communications Corp. sr. notes Ser. B, 11 7/8s,
                    2010                                                                                    610,600
            680,000 NTL Communications Corp. sr. notes stepped-
                    coupon Ser. B, zero % (12 3/8s, 10/1/03), 2008 (STP)                                    200,600
            250,000 ONO Finance PLC sr. notes 13s, 2009
                    (United Kingdom)                                                                        172,500
            560,000 ONO Finance PLC 144A sr. notes 14s, 2011
                    (United Kingdom)                                                                        386,400
            200,000 Rogers Cablesystems, Ltd. debs. 10 1/8s, 2012
                    (Canada)                                                                                211,000
            170,000 Rogers Cablesystems, Ltd. notes 11s, 2015
                    (Canada)                                                                                190,400
            780,000 Rogers Cablesystems, Ltd. sr. notes Ser. B, 10s,
                    2005 (Canada)                                                                           842,400
            910,000 Rogers Cablesystems, Ltd. sr. sub. notes 8.8s,
                    2007 (Canada)                                                                           869,050
            930,000 Supercanal Holdings SA 144A sr. notes 11 1/2s,
                    2005 (Argentina) (In default) (NON)                                                      18,600
            780,000 TeleWest Communications PLC debs. 11s, 2007
                    (United Kingdom)                                                                        507,000
            300,000 TeleWest Communications PLC debs. 9 5/8s, 2006
                    (United Kingdom)                                                                        202,500
            360,000 TeleWest Communications PLC Structured Notes
                    10 7/8s, 2005 (issued by DLJ International Capital)
                    (United Kingdom)                                                                        261,504
          1,880,000 United Pan-Europe NV sr. disc. notes 12 1/2s,
                    2009 (Netherlands)                                                                      155,100
          2,820,000 United Pan-Europe NV sr. disc. notes stepped-
                    coupon zero % (13 3/4s, 2/1/05), 2010
                    (Netherlands) (STP)                                                                     232,650
            350,000 United Pan-Europe NV sr. disc. notes stepped-
                    coupon zero % (12 1/2s, 8/1/04), 2009
                    (Netherlands) (STP)                                                                      28,875
                                                                                                      -------------
                                                                                                         30,109,226

Chemicals (2.7%)
-------------------------------------------------------------------------------------------------------------------
          1,180,000 Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                         1,202,125
            420,000 Airgas, Inc. 144A sr. sub. notes 9 1/8s, 2011                                           438,900
          2,490,000 ARCO Chemical Co. debs. 9.8s, 2020                                                    2,353,050
            510,000 Avecia Group PLC company guaranty 11s,
                    2009 (United Kingdom)                                                                   504,900
            740,000 Compass Minerals Group, Inc. 144A sr. sub.
                    notes 10s, 2011                                                                         777,925
          2,280,000 Equistar Chemicals LP/Equistar Funding Corp.
                    company guaranty 10 1/8s, 2008                                                        2,245,800
            370,000 Ferro Corp. sr. notes 9 1/8s, 2009                                                      381,100
            240,000 Georgia Gulf Corp. company guaranty
                    10 3/8s, 2007                                                                           252,300
          2,180,000 Hercules, Inc. 144A company guaranty
                    11 1/8s, 2007                                                                         2,299,900
          2,835,000 Huntsman ICI Chemicals, Inc. company guaranty
                    10 1/8s, 2009                                                                         2,636,550
            500,000 IMC Global, Inc. 144A sr. notes, 11 1/4s, 2011                                          539,220
          1,130,000 IMC Global, Inc. 144A sr. notes, 10 7/8s, 2008                                        1,214,162
          2,070,000 ISP Chemco, Inc. company guaranty Ser. B,
                    10 1/4s, 2011                                                                         2,173,500
            700,000 ISP Chemco, Inc. 144A sr. sub. notes 10 1/4s, 2011                                      735,000
            830,000 Lyondell Petrochemical Co. notes Ser. A,
                    9 5/8s, 2007                                                                            827,925
            310,000 Messer Griesheim Holdings AG sr. notes 10 3/8s,
                    2011 (Germany)                                                                          284,961
          1,700,000 Millenium America, Inc. company guaranty 9 1/4s,
                    2008                                                                                  1,763,750
            510,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                         525,938
            960,000 OM Group, Inc. 144A sr. sub. notes 9 1/4s, 2011                                         988,800
            609,379 PCI Chemicals & Pharmaceuticals sr. notes 10s,
                    2008 (Canada)                                                                           457,034
            203,127 Pioneer Companies, Inc. FRN 5.381s, 2006                                                146,251
            330,000 Polymer Group, Inc. company guaranty Ser. B,
                    9s, 2007 (In default) (NON)                                                             132,000
            160,000 Polymer Group, Inc. company guaranty Ser. B,
                    8 3/4s, 2008                                                                             64,000
          1,210,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             763,813
            930,000 Sterling Chemicals, Inc. company guaranty Ser. B,
                    12 3/8s, 2006 (In default) (NON)                                                        791,663
          1,085,000 Sterling Chemicals Holdings sr. disc. notes 13 1/2s,
                    2008 (In default) (NON)                                                                   9,754
            280,000 Texas Petrochemical Corp. sr. sub. notes Ser. B,
                    11 1/8s, 2006                                                                           226,800
                                                                                                      -------------
                                                                                                         24,737,121

Commercial and Consumer Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
            320,000 Coinmach Corp. bank term loan FRN Ser. B,
                    4.631s, 2009 (acquired 1/31/02, cost $319,600) (RES)                                    322,000
          2,150,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                        2,217,188
          1,920,000 Coinmach Corp. 144A sr. notes 9s, 2010                                                1,953,600
                                                                                                      -------------
                                                                                                          4,492,788

Communications Equipment (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,510,000 PanAmSat Corp. 144A sr. notes 8 1/2s, 2012                                            1,511,888
            420,000 Telex Communications, Inc. company guaranty
                    10 1/2s, 2007 (In default) (NON)                                                        109,200
                                                                                                      -------------
                                                                                                          1,621,088

Components (--%)
-------------------------------------------------------------------------------------------------------------------
            210,000 Seagate Technology, Inc. 144A company guaranty
                    12 1/2s, 2007 (Cayman Islands)                                                          237,300

Construction (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,700,000 Better Minerals & Aggregates Co. company
                    guaranty 13s, 2009                                                                    1,462,000
          1,250,000 Morrison Knudsen Corp. 144A sr. notes 11s,
                    2010 (In default) (NON)                                                                 262,500
                                                                                                      -------------
                                                                                                          1,724,500

Consumer (0.7%)
-------------------------------------------------------------------------------------------------------------------
            837,025 Derby Cycle Corp. (The) sr. notes 10s, 2008
                    (In default) (NON)                                                                      159,035
EUR       2,195,093 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008
                    (In default) (NON)                                                                      202,858
$         1,600,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                            1,784,000
          2,520,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                          1,638,000
            663,154 Sealy Corp. bank term loan FRN Ser. B, 4.063s,
                    2004 (acquired 12/17/01, cost $664,826) (RES)                                           660,431
            335,649 Sealy Corp. bank term loan FRN Ser. C, 4.313s,
                    2005 (acquired 12/17/01, cost $336,470) (RES)                                           334,271
            499,446 Sealy Corp. bank term loan FRN Ser. D, 4.563s,
                    2005 (acquired 12/17/01, cost $500,628) (RES)                                           497,395
          1,000,000 Sealy Mattress Co.company guaranty stepped-
                    coupon Ser. B, zero % (10 7/8s, 12/15/02),
                    2007 (STP)                                                                              925,000
            450,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                  461,250
                                                                                                      -------------
                                                                                                          6,662,240

Consumer Finance (0.3%)
-------------------------------------------------------------------------------------------------------------------
            400,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                      120,000
            630,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                    563,850
          2,636,000 Finova Group, Inc. notes 7 1/2s, 2009                                                 1,001,680
            260,000 Ford Motor Credit Corp. notes 7 3/8s, 2009                                              260,107
            550,000 Nationwide Credit, Inc. sr. notes Ser. A,
                    10 1/4s, 2008                                                                           154,000
            910,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B,
                    11s, 2006                                                                               768,950
                                                                                                      -------------
                                                                                                          2,868,587

Consumer Goods (0.5%)
-------------------------------------------------------------------------------------------------------------------
            760,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                            843,600
            580,000 Armkel, LLC/Armkel Finance 144A sr. sub. notes
                    9 1/2s, 2009                                                                            609,000
            460,000 Elizabeth Arden, Inc. sec. notes Ser. B, 11 3/4s, 2011                                  427,800
            260,000 French Fragrances, Inc. company guaranty Ser. D,
                    10 3/8s, 2007                                                                           236,600
            840,000 Leiner Health Products sr. sub. notes 9 5/8s,
                    2007 (In default) (NON)                                                                 115,500
            760,000 Playtex Products, Inc. company guaranty 9 3/8s, 2011                                    805,600
            630,000 Polaroid Corp. sr. notes 11 1/2s, 2006 (In default) (NON)                                44,100
            370,000 Revlon Consumer Products sr. notes 9s, 2006                                             233,100
            360,000 Revlon Consumer Products sr. notes 8 1/8s, 2006                                         226,800
            540,000 Revlon Consumer Products sr. sub. notes
                    8 5/8s, 2008                                                                            229,500
            670,000 Scotts Co. (The) company guaranty 8 5/8s, 2009                                          696,800
                                                                                                      -------------
                                                                                                          4,468,400

Consumer Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
            400,000 United Rentals (North America), Inc. 144A
                    company guaranty Ser. B, 10 3/4s, 2008                                                  432,000

Containers (0.8%)
-------------------------------------------------------------------------------------------------------------------
          1,238,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                      1,225,620
            260,000 Applied Extrusion Technologies, Inc. company
                    guaranty Ser. B, 10 3/4s, 2011                                                          268,450
          1,320,000 Owens-Brockway Glass 144A sec. notes 8 7/8s, 2009                                     1,320,000
          1,000,000 Owens-Illinois, Inc. debs. 7.8s, 2018                                                   805,000
            460,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                              427,800
            570,000 Pliant Corp. company guaranty 13s, 2010                                                 589,950
          1,490,000 Tekni-Plex, Inc. company guaranty Ser. B,
                    12 3/4s, 2010                                                                         1,475,100
            690,298 U.S. Can Corp. bank term loan FRN Ser. B, 6.14s,
                    2008 (acquired 10/17/01, cost $638,094) (RES)                                           565,058
            550,000 U.S. Can Corp. company guaranty Ser. B, 12 3/8s,
                    2010                                                                                    313,500
                                                                                                      -------------
                                                                                                          6,990,478

Electric Utilities (1.3%)
-------------------------------------------------------------------------------------------------------------------
            670,000 AES Corp. (The) notes 8 3/4s, 2008                                                      582,900
          2,750,000 AES Corp. (The) sr. notes 9 3/8s, 2010                                                2,395,938
          1,550,000 Calpine Canada Energy Finance company guaranty
                    8 1/2s, 2008 (Canada)                                                                 1,294,250
          1,190,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                 1,255,450
            440,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                                 448,743
            470,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                         470,005
            520,000 Edison Mission Energy sr. notes 10s, 2008                                               527,800
          1,050,000 Mission Energy Holding Co. 144A sec. notes
                    13 1/2s, 2008                                                                         1,165,500
            696,671 Northeast Utilities notes Ser. A, 8.58s, 2006                                           741,251
            208,267 Northeast Utilities notes Ser. B, 8.38s, 2005                                           217,564
            500,000 Pacific Gas & Electric Co. 144A sr. notes 7 3/8s,
                    2005 (In default) (NON)                                                                 537,500
          1,270,000 Southern California Edison Co. notes 8.95s, 2003                                      1,301,750
            130,000 Southern California Edison Co. notes 6 3/8s, 2006                                       119,600
            982,500 TNP Enterprises, Inc. bank term loan FRN 4.539s,
                    2005 (acquired 4/4/00, cost $981,517) (RES)                                             980,044
                                                                                                      -------------
                                                                                                         12,038,295

Electronics (--%)
-------------------------------------------------------------------------------------------------------------------
            349,164 United Defense Industries, Inc. bank term loan
                    FRN 5.18s, 2009 (acquired 10/19/01,
                    cost $349,286) (RES)                                                                    349,928

Energy (0.6%)
-------------------------------------------------------------------------------------------------------------------
            760,000 BRL Universal Equipment sec. notes 8 7/8s, 2008                                         767,600
            130,000 BRL Universal Equipment 144A sec. notes
                    8 7/8s, 2008                                                                            131,300
            665,000 Dresser, Inc. company guaranty 9 3/8s, 2011                                             665,000
            410,000 Grant Prideco, Inc. company guaranty Ser. B,
                    9 5/8s, 2007                                                                            401,800
            450,000 Hanover Equipment Trust 144A sec. notes
                    8 3/4s, 2011                                                                            441,000
            140,000 Hanover Equipment Trust 144A sec. notes
                    8 1/2s, 2008                                                                            138,250
            520,000 Key Energy Services, Inc. 144A sr. notes Ser. B,
                    8 3/8s, 2008                                                                            520,915
            760,000 Parker Drilling Corp. company guaranty Ser. D,
                    9 3/4s, 2006                                                                            744,800
          1,110,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                 1,165,500
                                                                                                      -------------
                                                                                                          4,976,165

Entertainment (1.2%)
-------------------------------------------------------------------------------------------------------------------
            280,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                     267,400
            230,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     221,950
          1,805,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 8 1/2s, 2008                                1,660,600
            390,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                              399,750
          1,580,000 Premier Parks, Inc. sr. notes 9 1/4s, 2006                                            1,647,150
          1,004,285 Regal Cinemas, Inc. bank term loan FRN Ser. A,
                    9.22s, 2006 (acquired various dates 3/1/01
                    through 6/4/01, cost $902,012) (RES)                                                  1,057,512
            787,090 Regal Cinemas, Inc. bank term loan FRN Ser. B,
                    6s, 2006 (acquired various dates 3/1/01
                    through 3/26/01, cost $874,337) (RES)                                                   823,493
            650,000 Regal Cinemas, Inc. bank term loan FRN Ser. B,
                    5.881s, 2008 (acquired 1/31/02, cost $648,375) (RES)                                    653,250
            301,593 Regal Cinemas, Inc. bank term loan FRN Ser. C,
                    6 1/4s, 2006 (acquired various dates from
                    3/1/01 through 3/26/01, cost $265,043) (RES)                                            317,426
              1,000 Regal Cinemas, Inc. sr. sub. notes 9 1/2s,
                    2008 (In default) (NON)                                                                     185
            730,000 Regal Cinemas, Inc. 144A sr. sub. notes 9 3/8s, 2012                                    737,300
          1,120,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s,
                    2005 (In default) (NON)                                                                     112
          1,240,000 Six Flags Corp. sr. notes 8 7/8s, 2006                                                1,295,800
            420,000 Six Flags, Inc. 144A sr. notes 9 1/2s, 2009                                             428,400
          1,310,000 Six Flags, Inc. 144A sr. notes 8 7/8s, 2010                                           1,310,000
                                                                                                      -------------
                                                                                                         10,820,328

Financial (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,915,000 Advanta Corp. 144A company guaranty Ser. B,
                    8.99s, 2026                                                                           1,072,400
          1,005,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s,
                    2004 (In default) (NON)                                                                 251,250
            150,000 Comdisco, Inc. notes 7 1/4s, 2001 (In default) (NON) (DEF)                              120,000
            110,000 Comdisco, Inc. notes 6 3/8s, 2049 (In default) (NON)                                     88,000
            760,000 Comdisco, Inc. notes 5.95s, 2002 (In default) (NON)                                     600,400
            530,000 Conseco, Inc. sr. notes 10 3/4s, 2008                                                   286,200
            350,000 Green Tree Financial notes Ser. A, 6 1/2s, 2002                                         311,500
            420,000 Imperial Credit Industries, Inc. sec. notes 12s, 2005                                   155,400
            510,000 Ocwen Capital Trust I company guaranty
                    10 7/8s, 2027                                                                           392,700
            545,000 Ocwen Federal Bank sub. debs. 12s, 2005                                                 528,650
            160,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                               156,800
          1,030,000 Resource America, Inc. 144A sr. notes 12s, 2004                                         999,100
            880,000 Superior Financial Corp. 144A sr. notes 8.65s, 2003                                     902,250
            470,000 Willis Corroon Corp. 144A company guaranty
                    9s, 2009                                                                                486,450
                                                                                                      -------------
                                                                                                          6,351,100

Food (0.9%)
-------------------------------------------------------------------------------------------------------------------
            940,000 Archibald Candy Corp. company guaranty 10 1/4s,
                    2004 (In default) (NON)                                                                 517,000
          1,470,000 Aurora Foods, Inc. bank term loan FRN Ser. B2,
                    6.18s, 2010 (acquired 1/11/02, cost $1,466,325) (RES)                                 1,451,258
            420,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                  411,600
          1,015,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D,
                    9 7/8s, 2007                                                                            994,700
            310,000 Del Monte Corp. company guaranty Ser. B,
                    9 1/4s, 2011                                                                            325,500
          1,150,000 Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007                                          937,250
            560,000 Eagle Family Foods company guaranty Ser. B,
                    8 3/4s, 2008                                                                            397,600
            900,000 Premier International Foods PLC sr. notes 12s,
                    2009 (United Kingdom)                                                                   972,000
          1,570,000 RAB Enterprises, Inc. company guaranty 10 1/2s,
                    2005                                                                                    628,000
            350,000 Smithfield Foods, Inc. sr. notes Ser. B, 8s, 2009                                       364,000
            973,000 Suiza Foods Corp. bank term loan FRN Ser. B,
                    4.91s, 2008 (acquired 12/10/01, cost $979,487) (RES)                                    978,387
          1,220,000 Vlasic Foods International, Inc. sr. sub. notes Ser. B,
                    10 1/4s, 2009 (In default) (NON)                                                        268,400
                                                                                                      -------------
                                                                                                          8,245,695

Gaming & Lottery (3.7%)
-------------------------------------------------------------------------------------------------------------------
            650,000 Aladdin Gaming Holdings, LLC sr. disc. notes
                    stepped-coupon Ser. B, zero % (13 1/2s, 3/1/03),
                    2010 (In default) (NON) (STP)                                                            35,750
            790,000 Ameristar Casinos, Inc. company guaranty
                    10 3/4s, 2009                                                                           859,125
            900,000 Argosy Gaming Co. company guaranty
                    10 3/4s, 2009                                                                           999,000
            130,000 Argosy Gaming Co. sr. sub. notes 9s, 2011                                               138,450
          2,201,778 Autotote Corp. bank term loan FRN 6.308s,
                    2007 (acquired 10/13/00, cost $2,196,273) (RES)                                       2,200,860
            760,000 Autotote Corp. company guaranty Ser. B,
                    12 1/2s, 2010                                                                           828,400
            413,718 Fitzgeralds Gaming Corp. company guaranty
                    Ser. B, 12 1/4s, 2004 (In default) (NON)                                                144,801
            920,000 Harrah's Entertainment, Inc. company guaranty
                    7 1/2s, 2009                                                                            930,773
            800,000 Harrah's Operating Co., Inc. company guaranty
                    8s, 2011                                                                                833,919
            900,000 Herbst Gaming, Inc. sec. notes Ser. B, 10 3/4s, 2008                                    942,750
          1,360,000 Hollywood Casino Corp. company guaranty
                    11 1/4s, 2007                                                                         1,502,800
            250,000 Hollywood Park, Inc. company guaranty Ser. B,
                    9 1/4s, 2007                                                                            215,000
          1,250,000 Horseshoe Gaming Holdings company guaranty
                    8 5/8s, 2009                                                                          1,307,813
          1,010,000 International Game Technology sr. notes 8 3/8s, 2009                                  1,070,600
          2,300,000 International Game Technology sr. notes 7 7/8s, 2004                                  2,392,000
            220,000 Isle of Capri Casinos, Inc. company guaranty
                    8 3/4s, 2009                                                                            216,150
          2,020,000 Majestic Investor Holdings/Majestic Investor
                    Capital Corp. 144A company guaranty
                    11.653s, 2007                                                                         1,929,100
            110,000 Mandalay Resort Group sr. notes 9 1/2s, 2008                                            117,838
          1,080,000 Mandalay Resort Group sr. sub. notes Ser. B,
                    10 1/4s, 2007                                                                         1,150,200
            810,000 Mandalay Resort Group 144A sr. sub. notes
                    9 3/8s, 2010                                                                            832,275
          2,340,000 MGM Mirage company guaranty 8 1/2s, 2010                                              2,466,337
            550,000 Mikohn Gaming Corp. company guaranty Ser. B,
                    11 7/8s, 2008                                                                           536,250
            700,000 Mohegan Tribal Gaming sr. notes 8 1/8s, 2006                                            714,000
          1,090,000 Mohegan Tribal Gaming sr. sub. notes 8 3/4s, 2009                                     1,128,150
            160,000 Mohegan Tribal Gaming sr. sub. notes 8 3/8s, 2011                                       162,400
          1,040,000 Park Place Entertainment Corp. sr. notes 7 1/2s,
                    2009                                                                                  1,007,528
          1,470,000 Park Place Entertainment Corp. sr. sub. notes
                    8 7/8s, 2008                                                                          1,521,450
            820,000 Penn National Gaming, Inc. company guaranty
                    Ser. B, 11 1/8s, 2008                                                                   885,600
          1,020,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                          1,048,050
            170,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                       177,650
            280,000 Station Casinos, Inc. 144A sr. sub. notes 9 3/4s, 2007                                  291,200
            570,000 Trump Atlantic City Associates company guaranty
                    Ser. B, 11 1/4s, 2006                                                                   376,200
             60,000 Trump Atlantic City Associates 144A company
                    guaranty 11 1/4s, 2006                                                                   39,450
            770,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s,
                    2003                                                                                    589,050
          3,200,000 Trump Castle Funding, Inc. sub. notes 10 1/4s, 2003                                   3,240,000
          1,090,000 Venetian Casino, Inc. company guaranty
                    12 1/4s, 2004                                                                         1,122,700
            450,000 Wheeling Island Gaming, Inc. 144A sr. notes
                    10 1/8s, 2009                                                                           465,750
                                                                                                      -------------
                                                                                                         34,419,369

Health Care (1.5%)
-------------------------------------------------------------------------------------------------------------------
            510,000 Beverly Enterprises, Inc. 144A sr. notes 9 5/8s, 2009                                   525,300
            487,000 Clarent Hospital Corp. sr. notes 11 1/2s, 2005                                          487,000
            648,000 Concentra Operating Corp. bank term loan FRN
                    Ser. B, 5.131s, 2006 (acquired 1/15/02,
                    cost $650,025) (RES)                                                                    646,785
            324,000 Concentra Operating Corp. bank term loan
                    FRN Ser. C, 5.381s, 2007 (acquired 1/15/02,
                    cost $325,012) (RES)                                                                    323,393
             52,800 Genesis Health Ventures, Inc. sec. notes
                    FRN 7.59s, 2007                                                                          52,272
          1,060,000 HCA, Inc. debs. 7.19s, 2015                                                           1,041,450
            750,000 HCA, Inc. med. term notes 7.69s, 2025                                                   708,750
          1,590,000 HCA, Inc. med. term notes 6.63s, 2045                                                 1,601,877
            520,000 HCA, Inc. notes 8 3/4s, 2010                                                            572,000
            350,000 HCA, Inc. notes 8.36s, 2024                                                             357,875
          1,530,000 HCA, Inc. notes 7s, 2007                                                              1,552,950
            580,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                          640,900
          1,260,000 Integrated Health Services, Inc. sr. sub. notes
                    Ser. A, 9 1/2s, 2007 (In default) (NON)                                                     126
            620,000 Integrated Health Services, Inc. sr. sub. notes
                    Ser. A, 9 1/4s, 2008 (In default) (NON)                                                      62
            190,000 Lifepoint Hospital Holdings company guaranty
                    Ser. B, 10 3/4s, 2009                                                                   212,800
          2,500,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    Ser. B, 9 1/2s, 2007 (In default) (NON)                                                  25,000
            510,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02),
                    2007 (In default) (NON) (STP)                                                             2,550
          2,690,000 Multicare Companies, Inc. sr. sub. notes 9s,
                    2007 (In default) (NON)                                                                     269
          1,503,000 Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                 1,606,046
            140,000 Triad Hospitals, Inc. 144A sr. notes Ser. B, 8 3/4s, 2009                               149,450
          2,390,000 Triad Hospitals Holdings company guaranty Ser. B,
                    11s, 2009                                                                             2,640,950
            780,000 Vanguard Health Systems, Inc. 144A sr. sub.
                    notes 9 3/4s, 2011                                                                      819,000
                                                                                                      -------------
                                                                                                         13,966,805

Homebuilding (0.9%)
-------------------------------------------------------------------------------------------------------------------
            760,000 Beazer Homes USA, Inc. company guaranty
                    8 5/8s, 2011                                                                            787,550
            120,000 D.R. Horton, Inc. company guaranty 8s, 2009                                             121,500
            880,000 D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                862,400
            550,000 Del Webb Corp. sr. sub. debs. 9 3/8s, 2009                                              577,500
            630,000 K. Hovnanian Enterprises, Inc. company guaranty
                    10 1/2s, 2007                                                                           665,438
          1,270,000 KB Home sr. sub. notes 9 1/2s, 2011                                                   1,327,150
            330,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                       361,350
            720,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                     725,400
            120,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                            121,800
            920,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                               975,200
            180,000 Ryland Group, Inc. sr. sub. notes 8 1/4s, 2008                                          178,200
            470,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                           479,400
            680,000 Toll Corp. company guaranty 8 1/8s, 2009                                                681,700
            170,000 Toll Corp. sr. sub. notes 8 1/4s, 2011                                                  171,700
                                                                                                      -------------
                                                                                                          8,036,288

Lodging/Tourism (1.1%)
-------------------------------------------------------------------------------------------------------------------
          1,224,000 Felcor Lodging LP company guaranty 9 1/2s, 2008                                       1,269,900
            510,000 Felcor Lodging LP 144A company guaranty
                    9 1/2s, 2008                                                                            529,125
            709,000 Felcor Lodging LP 144A sr. notes 8 1/2s, 2011                                           705,455
          4,720,000 HMH Properties, Inc. company guaranty Ser. B,
                    7 7/8s, 2008                                                                          4,578,400
            920,000 ITT Corp. notes 6 3/4s, 2005                                                            913,045
            200,000 John Q. Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                     198,000
            630,000 Meristar Hospitality Corp. 144A sr. notes 9 1/8s, 2011                                  620,550
            260,000 Meristar Hospitality Corp. 144A sr. notes 9s, 2008                                      257,400
            410,000 MeriStar Hospitality Operating Partnership/MeriStar
                    Hospitality Finance Corp. 144A sr. notes
                    10 1/2s, 2009 (R)                                                                       429,475
            490,000 Starwood Hotels & Resorts Worldwide, Inc. bank
                    term loan FRN 4.624s, 2003 (acquired 11/14/01,
                    cost $483,569) (RES)                                                                    489,475
                                                                                                      -------------
                                                                                                          9,990,825

Machinery (0.2%)
-------------------------------------------------------------------------------------------------------------------
            540,000 Briggs & Stratton company guaranty 8 7/8s, 2011                                         561,762
             40,000 Case Corp. notes 7 1/4s, 2016                                                            31,200
            220,000 Terex Corp. company guaranty 8 7/8s, 2008                                               222,200
            460,000 Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                      488,175
            370,000 Terex Corp. company guaranty Ser. D, 8 7/8s, 2008                                       373,700
                                                                                                      -------------
                                                                                                          1,677,037

Manufacturing (0.6%)
-------------------------------------------------------------------------------------------------------------------
          2,250,000 Blount, Inc. company guaranty 13s, 2009                                               1,057,500
            269,428 Flowserve Corp. bank term loan FRN 5.793s,
                    2006 (acquired 10/24/01, cost $269,596) (RES)                                           269,091
            960,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                        1,075,200
            650,000 Insilco Holding Co. sr. disc. notes stepped-coupon
                    zero % (14s, 8/15/03), 2008 (STP)                                                        91,000
            200,000 Jackson Products, Inc. company guaranty Ser. B,
                    9 1/2s, 2005                                                                            100,000
            220,000 Jordan Industries, Inc. sr. notes Ser. D, 10 3/8s, 2007                                 110,000
          2,160,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                2,008,800
            930,000 Roller Bearing Company of America company
                    guaranty Ser. B, 9 5/8s, 2007                                                           809,100
                                                                                                      -------------
                                                                                                          5,520,691

Medical Services (0.8%)
-------------------------------------------------------------------------------------------------------------------
          1,037,600 Alderwoods Group, Inc. company guaranty
                    12 1/4s, 2009                                                                         1,037,600
              4,200 Alderwoods Group, Inc. company guaranty
                    12 1/4s, 2004                                                                             4,536
             20,900 Alderwoods Group, Inc. company guaranty 11s,
                    2007                                                                                     20,900
            780,000 AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                          803,400
            300,000 Conventry Health Care, Inc. 144A sr. notes 8 1/8s, 2012                                 303,750
            516,086 Magellan Health Services, Inc. bank term loan FRN
                    5.813s, 2004 (acquired 1/10/02, cost $516,731) (RES)                                    514,538
          2,050,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                1,670,750
            180,000 Magellan Health Services, Inc. 144A sr. notes
                    9 3/8s, 2007                                                                            178,200
          1,070,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                10,700
            940,000 Mediq, Inc. debs. stepped-coupon zero %
                    (13s, 6/1/03), 2009 (STP)                                                                    94
            800,000 Omnicare, Inc. 144A sr. sub. notes Ser. B, 8 1/8s, 2011                                 834,000
            190,000 Service Corp. International debs. 7 7/8s, 2013                                          165,300
            120,000 Service Corp. International notes 7.7s, 2009                                            109,500
          1,130,000 Service Corp. International notes 6s, 2005                                            1,011,350
          1,010,000 Stewart Enterprises, Inc. 144A sr. sub. notes
                    10 3/4s, 2008                                                                         1,100,900
          1,345,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B,
                    9 1/2s, 2007 (In default) (NON)                                                             135
          1,080,000 Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s,
                    2008 (In default) (NON)                                                                     108
                                                                                                      -------------
                                                                                                          7,765,761

Medical Technology (0.7%)
-------------------------------------------------------------------------------------------------------------------
            360,000 ALARIS Medical Systems, Inc. company guaranty
                    9 3/4s, 2006                                                                            347,400
          1,130,000 ALARIS Medical Systems, Inc. sec. notes Ser. B,
                    11 5/8s, 2006                                                                         1,227,463
            350,000 ALARIS Medical, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/8s, 8/1/03), 2008 (STP)                                                    231,000
            400,000 Alliance Imaging, Inc. sr. sub. notes 10 3/8s, 2011                                     422,000
            510,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                         568,650
          1,270,000 Conmed Corp. company guaranty 9s, 2008                                                1,304,925
            670,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s,
                    2009                                                                                    649,900
            580,000 Insight Health Services Corp. 144A sr. sub. notes
                    9 7/8s, 2011                                                                            598,850
            388,987 Kinetic Concepts, Inc. bank term loan FRN Ser. C,
                    5.56s, 2005 (acquired 11/5/01, cost $389,473) (RES)                                     387,366
          1,015,000 Kinetic Concepts, Inc. company guaranty Ser. B,
                    9 5/8s, 2007                                                                          1,030,225
                                                                                                      -------------
                                                                                                          6,767,779

Metals (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,480,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                          1,461,500
            650,000 AK Steel Corp. sr. notes 9 1/8s, 2006                                                   663,000
            510,450 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007 (PIK)                                                                     219,494
            740,000 Centaur Mining & Exploration company guaranty 11s,
                    2007 (Australia) (In default) (NON)                                                      37,000
          1,250,000 Doe Run Resources Corp. company guaranty Ser. B,
                    11 1/4s, 2005                                                                           250,000
            180,000 Doe Run Resources Corp. company guaranty,
                    11 1/4s, 2005                                                                            50,400
            420,000 Doe Run Resources Corp. company guaranty FRN
                    Ser. B, 9.38s, 2003                                                                      75,600
             80,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                    10 7/8s, 2006                                                                            53,600
          2,360,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes
                    12 3/4s, 2003                                                                           590,000
          1,680,000 LTV Corp. company guaranty 11 3/4s,
                    2009 (In default) (NON)                                                                   8,400
            600,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                     217,500
            406,000 Oregon Steel Mills 1st mtge. 11s, 2003                                                  403,970
            484,000 P&L Coal Holdings Corp. company guaranty
                    Ser. B, 9 5/8s, 2008                                                                    519,090
          1,100,000 United States Steel, LLC 144A company guaranty
                    10 3/4s, 2008                                                                         1,050,500
            710,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                             433,100
            100,000 Weirton Steel Corp 144A sr. notes 10 3/4s,
                    2005 (In default) (NON)                                                                  10,000
          1,290,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s,
                    2007 (In default) (NON)                                                                  25,800
            570,000 WHX Corp. sr. notes 10 1/2s, 2005                                                       279,300
                                                                                                      -------------
                                                                                                          6,348,254

Oil & Gas (2.3%)
-------------------------------------------------------------------------------------------------------------------
            990,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B,
                    8 7/8s, 2007                                                                            999,900
            530,000 Chesapeake Energy Corp. company guaranty
                    8 3/8s, 2008                                                                            516,750
          1,890,000 Chesapeake Energy Corp. company guaranty 144A
                    8 1/8s, 2011                                                                          1,795,500
            590,000 El Paso Energy Partners L..P. 144A company guaranty
                    Ser. B, 8 1/2s, 2011                                                                    599,588
            400,000 Forest Oil Corp. company guaranty 10 1/2s, 2006                                         427,000
            730,000 Forest Oil Corp. sr. notes 8s, 2008                                                     737,300
            420,000 Forest Oil Corp. 144A sr. notes 8s, 2011                                                421,050
            800,000 Leviathan Gas Corp. company guaranty Ser. B,
                    10 3/8s, 2009                                                                           851,000
            980,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                         960,400
            130,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                    123,500
            760,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 3/8s, 2010                                    718,200
            840,000 Ocean Energy, Inc. company guaranty Ser. B,
                    8 3/8s, 2008                                                                            879,665
          2,050,000 Pemex Master Trust 144A bonds 8 5/8s, 2022                                            2,044,875
          3,500,000 Pioneer Natural Resources Co. company guaranty
                    9 5/8s, 2010                                                                          3,885,000
            400,000 Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                  410,000
            120,000 Port Arthur Finance Corp. company guaranty
                    12 1/2s, 2009                                                                           121,800
            420,000 Seven Seas Petroleum, Inc. sr. notes Ser. B,
                    12 1/2s, 2005                                                                           247,800
            810,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                            845,964
            310,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                        310,000
            550,000 Stone Energy Corp. 144A sr. sub. notes 8 1/4s, 2011                                     552,750
             80,000 Triton Energy, Ltd. sr. notes 9 1/4s, 2005
                    (Cayman Islands)                                                                         87,335
            570,000 Triton Energy, Ltd. sr. notes 8 7/8s, 2007
                    (Cayman Islands)                                                                        623,278
          1,560,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                   1,560,000
            430,000 Vintage Petroleum, Inc. sr. sub. notes 9s, 2005                                         423,550
            510,000 Westport Resources Corp. 144A sr. sub. notes
                    8 1/4s, 2011                                                                            518,288
            440,000 XTO Energy, Inc. 144A sr. sub. notes Ser. B, 8 3/4s,
                    2009                                                                                    460,900
                                                                                                      -------------
                                                                                                         21,121,393

Paper & Forest Products (1.8%)
-------------------------------------------------------------------------------------------------------------------
          1,080,000 Appleton Papers, Inc. 144A sr. sub. notes 12 1/2s,
                    2008                                                                                    993,600
            550,000 Bowater Canada Finance 144A notes 7.95s,
                    2011 (Canada)                                                                           561,655
          1,305,000 Doman Industries, Ltd. sr. notes 8 3/4s, 2004
                    (Canada)                                                                                287,100
          1,125,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                              1,113,750
            110,000 Gaylord Container Corp. sr. notes Ser. B,
                    9 3/4s, 2007                                                                             95,700
            230,000 Gaylord Container Corp. sr. notes Ser. B,
                    9 3/8s, 2007                                                                            200,100
            265,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                     100,700
            240,000 Georgia-Pacific Corp. notes 8 7/8s, 2031                                                213,703
            840,000 Georgia-Pacific Corp. notes 8 1/8s, 2011                                                768,020
            210,000 Georgia-Pacific Corp. notes 7 1/2s, 2006                                                192,931
            220,000 Norske Skog Canada, Ltd. 144A sr. notes 8 5/8s,
                    2011 (Canada)                                                                           224,400
          1,410,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                    1,519,275
          1,200,000 Potlatch Corp. 144A sr. sub. notes 10s, 2011                                          1,244,520
          2,320,000 Riverwood International Corp. company
                    guaranty 10 7/8s, 2008                                                                2,395,400
            670,000 Riverwood International Corp. company guaranty
                    10 5/8s, 2007                                                                           708,525
            614,690 Stone Container Corp. bank term loan FRN Ser. F,
                    5 1/4s, 2006 (acquired various dates from
                    5/3/00 to 5/15/01, cost $614,075) (RES)                                                 613,057
            838,034 Stone Container Corp. bank term loan FRN
                    Ser. H, 5.438s, 2006 (acquired 7/17/00,
                    cost $837,098) (RES)                                                                    834,592
            180,000 Stone Container Corp. sr. notes 12.58s, 2016                                            189,900
          1,090,000 Stone Container Corp. sr. notes 9 3/4s, 2011                                          1,166,300
            490,000 Stone Container Corp. sr. notes 9 1/4s, 2008                                            524,300
            460,000 Stone Container Corp. 144A company guaranty
                    11 1/2s, 2006 (Canada)                                                                  492,200
          1,450,000 Tembec Industries, Inc. company guaranty 8 5/8s,
                    2009 (Canada)                                                                         1,515,250
            850,000 Tembec Industries, Inc. company guaranty 8 1/2s,
                    2011 (Canada)                                                                           879,750
                                                                                                      -------------
                                                                                                         16,834,728

Power Producers (0.9%)
-------------------------------------------------------------------------------------------------------------------
            530,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                   471,700
          1,080,000 Calpine Corp. sr. notes 8 5/8s, 2010                                                    872,100
          1,560,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                  1,263,600
          1,050,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    861,000
             30,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                     24,000
          1,740,000 Midland Funding II Corp. debs. Ser. B, 13 1/4s, 2006                                  2,015,894
            120,000 Midland Funding II Corp. debs. Ser. A, 11 3/4s, 2005                                    129,565
            141,112 Midland Funding II Corp. debs. Ser. C-94, 10.33s, 2002                                  144,304
          1,270,000 Tiverton/Rumford Power Associates, LP 144A
                    pass-through certificates 9s, 2018                                                    1,054,100
          1,651,000 York Power Funding 144A notes 12s, 2007
                    (Cayman Islands) (In default) (NON)                                                   1,551,940
                                                                                                      -------------
                                                                                                          8,388,203

Publishing (1.1%)
-------------------------------------------------------------------------------------------------------------------
          2,155,000 Affinity Group Holdings sr. notes 11s, 2007                                           1,982,600
            760,000 Garden State Newspapers, Inc. sr. sub. notes
                    8 5/8s, 2011                                                                            752,400
            290,000 Garden State Newspapers, Inc. sr. sub. notes
                    Ser. B, 8 3/4s, 2009                                                                    287,100
            502,000 Hollinger International Publishing, Inc. company
                    guaranty 9 1/4s, 2007                                                                   510,785
          1,760,000 Hollinger Participation Trust 144A sr. notes
                    12 1/8s, 2010 (Canada) (PIK)                                                          1,603,800
            740,000 Key3media Group, Inc. company guaranty
                    11 1/4s, 2011                                                                           651,200
          1,000,000 Perry-Judd company guaranty 10 5/8s, 2007                                               900,000
          1,420,000 PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                          1,320,600
            470,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                            413,600
          1,070,000 PRIMEDIA, Inc. company guaranty Ser. B,
                    8 1/2s, 2006                                                                          1,005,800
            600,000 Quebecor Media, Inc. sr. disc. notes stepped-coupon
                    zero % (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                          378,000
            640,000 Quebecor Media, Inc. sr. notes 11 1/8s,
                    2011 (Canada)                                                                           691,200
                                                                                                      -------------
                                                                                                         10,497,085

Railroads (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,020,000 Kansas City Southern Railway Co. company
                    guaranty 9 1/2s, 2008                                                                 1,101,600
          1,100,000 RailAmerica Transportation Corp. company
                    guaranty 12 7/8s, 2010                                                                1,210,000
            200,000 Transportation Manufacturing Operations, Inc.
                    company guaranty 11 1/4s, 2009                                                          120,000
                                                                                                      -------------
                                                                                                          2,431,600

Real Estate (0.1%)
-------------------------------------------------------------------------------------------------------------------
            980,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008                                            984,900

Regional Bells (0.1%)
-------------------------------------------------------------------------------------------------------------------
            860,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                     619,200

Restaurants (0.4%)
-------------------------------------------------------------------------------------------------------------------
            500,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                   540,000
            910,000 Sbarro, Inc. company guaranty 11s, 2009                                                 910,000
             50,000 Tricon Global Restaurants, Inc. sr. notes 8 7/8s, 2011                                   53,000
          1,470,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                 1,477,350
            830,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                   838,300
                                                                                                      -------------
                                                                                                          3,818,650

Retail (0.8%)
-------------------------------------------------------------------------------------------------------------------
            670,000 Amazon.com, Inc. sr. sub. notes stepped-coupon
                    zero % (10s, 5/1/03), 2008 (STP)                                                        536,000
          1,050,000 Autonation, Inc. company guaranty 9s, 2008                                            1,092,000
             20,000 Fleming Companies, Inc. 144A sr. sub. notes
                    10 5/8s, 2007                                                                            18,850
            330,000 Fleming Companies, Inc. company guaranty Ser. B,
                    10 1/2s, 2004                                                                           311,850
            800,000 Fleming Companies, Inc. 144A sr. notes 10 1/8s, 2008                                    800,000
            360,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                     355,500
             40,000 Iron Age Holdings Corp. sr. disc. notes stepped-
                    coupon zero % (12 1/8s, 5/1/03), 2009 (STP)                                               3,600
            420,000 K mart Corp. notes 9 3/8s, 2006 (In default) (NON)                                      195,300
            700,000 K mart Corp. pass-through certificates Ser. 95K4,
                    9.35s, 2020                                                                             367,500
            460,000 K mart Corp. 144A notes 9 7/8s, 2008 (In default) (NON)                                 209,300
             90,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                               83,700
            850,000 Petco Animal Supplies, Inc. 144A sr. sub. notes
                    10 3/4s, 2011                                                                           888,250
          2,700,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              2,349,000
             80,000 Southland Corp. debs. Ser. A, 4 1/2s, 2004                                               74,736
            190,000 Southland Corp. sr. sub. debs. 5s, 2003                                                 182,014
            310,000 Tommy Hilfiger USA, Inc. company guaranty
                    6 1/2s, 2003                                                                            297,600
                                                                                                      -------------
                                                                                                          7,765,200

Semiconductor (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,050,000 Fairchild Semiconductor International, Inc. sr. sub.
                    notes 10 1/8s, 2007                                                                   1,086,750
          1,000,000 Micron Technology, Inc. notes 6 1/2s, 2005                                              920,000
                                                                                                      -------------
                                                                                                          2,006,750

Shipping (0.2%)
-------------------------------------------------------------------------------------------------------------------
            110,000 International Shipholding Corp. sr. notes 9s, 2003                                      110,000
            320,000 Kitty Hawk, Inc. company guaranty 9.95s,
                    2004 (In default) (NON)                                                                  41,600
            960,000 Navistar International Corp. sr. notes Ser. B,
                    8s, 2008                                                                                931,200
            670,000 Navistar International Corp. 144A sr. notes Ser. B,
                    9 3/8s, 2006                                                                            701,825
            180,000 Newport News Shipbuilding, Inc. sr. notes
                    8 5/8s, 2006                                                                            190,800
            260,000 Travel Centers of America, Inc. company guaranty
                    12 3/4s, 2009                                                                           275,600
                                                                                                      -------------
                                                                                                          2,251,025

Software (--%)
-------------------------------------------------------------------------------------------------------------------
            630,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02),
                    2005 (STP)                                                                                   63

Specialty Printing (0.1%)
-------------------------------------------------------------------------------------------------------------------
            385,349 Von Hoffman Press, Inc. 144A sr. sub. notes
                    13 1/2s, 2009                                                                           308,279
            370,000 Von Hoffman Press, Inc. 144A sr. sub. notes
                    10 3/8s, 2007                                                                           333,463
                                                                                                      -------------
                                                                                                            641,742

Technology (0.3%)
-------------------------------------------------------------------------------------------------------------------
            260,000 Amkor Technology, Inc. 144A. notes 9 1/4s, 2008                                         249,600
            540,000 Amkor Technologies, Inc. Structured Note 12.58s,
                    2005 (issued by STEERS Credit Linked
                    Trust 2000)                                                                             529,200
            100,000 Lucent Technologies, Inc. debs. 6 1/2s, 2028                                             68,500
          2,750,000 Lucent Technologies, Inc. debs. 6.45s, 2029                                           1,883,750
            520,000 SCG Holding & Semiconductor Corp. company
                    guaranty 12s, 2009                                                                      208,000
            765,000 Telecommunications Techniques, Inc. company
                    guaranty 9 3/4s, 2008                                                                   214,200
            240,000 Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                          62,400
                                                                                                      -------------
                                                                                                          3,215,650

Technology Services (0.8%)
-------------------------------------------------------------------------------------------------------------------
          3,080,000 Cybernet Internet Services International, Inc. 144A
                    sr. disc. notes stepped-coupon 13s (13s, 8/15/04),
                    2009 (Denmark) (STP)                                                                     30,800
          1,180,000 Equinix, Inc. sr. notes 13s, 2007                                                       401,200
            280,000 Exodus Communications, Inc. sr. notes 11 5/8s,
                    2010 (In default) (NON)                                                                  61,600
            475,000 Exodus Communications, Inc. sr. notes 10 3/4s,
                    2009 (In default) (NON)                                                                 105,688
          2,000,000 Firstworld Communication Corp. sr. disc. notes
                    stepped-coupon zero % (13s, 4/15/03), 2008 (STP)                                            200
          2,100,000 Globix Corp. sr. notes 12 1/2s, 2010                                                    315,000
          1,250,000 Intira Corp. bonds stepped-coupon zero %
                    (13s, 2/1/05), 2010 (acquired 1/3/00,
                    cost $666,138) (RES) (STP)                                                                  125
            305,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                       317,963
            370,000 Iron Mountain, Inc. company guaranty 8 1/8s,
                    2008 (Canada)                                                                           374,625
          2,400,000 Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011                                       2,472,000
            230,000 PSINet, Inc. sr. notes 11 1/2s, 2008 (In default) (NON)                                  21,275
          1,660,000 PSINet, Inc. sr. notes 11s, 2009 (In default) (NON)                                     141,100
            160,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005 (In default) (NON)                              14,800
          3,440,000 Xerox Credit Corp. 144A sr. notes 9 3/4s, 2009                                        3,233,600
             50,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                  46,000
                                                                                                      -------------
                                                                                                          7,535,976

Telecommunications (2.4%)
-------------------------------------------------------------------------------------------------------------------
          1,490,000 360Networks, Inc. sr. notes 13s, 2008 (Canada)
                    (In default) (NON)                                                                       14,900
          1,510,000 American Cellular Corp. 144A sr. sub. notes
                    9 1/2s, 2009                                                                          1,419,400
          2,950,000 American Tower Corp. sr. notes 9 3/8s, 2009                                           2,050,250
            550,000 Arch Communications, Inc. sr. notes 13 3/4s,
                    2008 (In default) (NON)                                                                   3,713
            410,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s,
                    2010 (Bermuda)                                                                          135,300
            710,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                  246,725
          1,355,000 Celcaribe SA sr. notes 13 1/2s, 2004 (Colombia)                                         813,000
            530,000 Colo.com, Inc. 144A sr. notes 13 7/8s, 2010
                    (In default) (NON)                                                                       10,600
            820,000 Crown Castle International Corp. sr. disc. notes
                    stepped-coupon zero % (10 3/8s, 5/15/04),
                    2011 (STP)                                                                              434,600
            490,000 Crown Castle International Corp. sr. notes 10 3/4s,
                    2011                                                                                    433,650
          1,300,000 Crown Castle International Corp. 144A sr. notes
                    9 3/8s, 2011                                                                          1,033,500
          1,220,000 Dobson/Sygnet Communications, Inc. sr.
                    notes 12 1/4s, 2008                                                                   1,281,000
          2,270,000 Econophone, Inc. company guaranty 13 1/2s,
                    2007 (In default) (NON)                                                                  45,400
            580,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom) (In default) (NON)                                                       2,900
            830,000 Flag, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                        481,400
            140,000 FLAG Telecom Holdings, Ltd. sr. notes 11 5/8s,
                    2010 (Bermuda)                                                                           53,200
            130,000 Global Crossing Holdings, Ltd. company guaranty
                    9 5/8s, 2008 (Bermuda)                                                                    6,500
            230,000 Global Crossing Holdings, Ltd. company guaranty
                    9 1/2s, 2009 (Bermuda)                                                                   11,500
          3,230,000 Global Crossing Holdings, Ltd. company guaranty
                    9 1/8s, 2006 (Bermuda)                                                                  161,500
            166,000 Level 3 Communications, Inc. sr. disc. notes
                    stepped-coupon zero % (10 1/2s, 12/1/03),
                    2008 (STP)                                                                               38,180
          1,110,000 Level 3 Communications, Inc. sr. notes 9 1/8s, 2008                                     444,000
            420,000 Loral Cyberstar, Inc. company guaranty 10s, 2006                                        289,800
          1,650,000 McCaw International, Ltd. sr. disc. notes stepped-
                    coupon zero % (13s, 4/15/02), 2007 (STP)                                                132,000
            310,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                               3,100
            250,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007
                    (In default) (NON)                                                                        2,500
            260,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007
                    (In default) (NON)                                                                        2,600
            810,000 Millicom International Cellular SA sr. disc. notes
                    13 1/2s, 2006 (Luxembourg)                                                              550,800
          2,010,000 Nextel Communications, Inc. sr. notes 12s, 2008                                       1,668,300
          2,310,000 Nextel Communications, Inc. sr. notes 9 1/2s, 2011                                    1,674,750
          1,560,000 Nextel Partners, Inc. sr. notes 11s, 2010                                             1,216,800
            270,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               210,600
            840,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s,
                    2008                                                                                    142,800
            990,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s,
                    2005 (In default) (NON)                                                                 198,000
          1,660,000 Price Communications Wireless, Inc. 144A sr.
                    notes 9 1/8s, 2006                                                                    1,743,000
            180,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s,
                    2010 (In default) (NON)                                                                  10,800
            760,000 Rogers Wireless, Inc. sec. notes 9 5/8s, 2011
                    (Canada)                                                                                790,400
          1,025,000 RSL Communications, Ltd. company guaranty 12 1/4s,
                    2006 (Bermuda) (In default) (NON)                                                        35,875
            150,000 RSL Communications PLC 144A company guaranty
                    10 1/2s, 2008 (United Kingdom) (In default) (NON)                                         5,250
             16,848 Rural Cellular Corp. bank term loan FRN 5.48s,
                    2008 (acquired 11/5/01, cost $16,384) (RES)                                              16,198
            252,717 Rural Cellular Corp. bank term loan FRN Ser. C,
                    5.73s, 2009 (acquired 11/5/01, cost $245,767) (RES)                                     242,969
            420,000 Rural Cellular Corp. sr. sub. notes Ser. B, 9 5/8s, 2008                                424,200
          1,190,000 SBA Communications Corp. sr. notes 10 1/4s, 2009                                        856,800
          1,340,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-
                    coupon zero % (11 1/8s, 4/15/04), 2009 (STP)                                            348,400
          1,820,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-
                    coupon Ser. B, zero % (12 7/8s, 3/15/05), 2010 (STP)                                    455,000
          1,380,000 Startec Global Communications Corp. sr. notes 12s,
                    2008 (In default) (NON)                                                                  27,600
             50,000 USA Mobile Communications, Inc. sr. notes 9 1/2s,
                    2004 (In default) (NON)                                                                   2,000
          1,490,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008 (STP)                                                            3,725
          1,950,000 Viatel, Inc. sr. notes 11 1/4s, 2008 (In default) (NON)                                   4,875
          1,280,000 WebLink Wireless, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/4s, 2/1/03), 2008 (STP)                                                      3,200
          2,000,000 Western Wireless Corp. bank term loan FRN 4.755s,
                    2008 (acquired 4/24/00, cost $1,997,500) (RES)                                        1,800,000
            140,000 Williams Communications Group, Inc. sr. notes
                    11 7s, 2010                                                                              46,200
            180,000 Williams Communications Group, Inc. sr. notes
                    11.7s, 2008                                                                              50,400
            280,000 Williams Communications Group, Inc. sr. notes
                    10.7s, 2007                                                                              89,600
          1,250,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008
                    (In default) (NON)                                                                       12,500
                                                                                                      -------------
                                                                                                         22,182,260

Telephone (2.2%)
-------------------------------------------------------------------------------------------------------------------
            290,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon
                    zero % (13 1/2s, 10/1/04), 2009 (STP)                                                   203,000
            890,000 Alamosa Delaware, Inc. company guaranty 13 5/8s,
                    2011                                                                                    876,650
            160,000 Alamosa Delaware, Inc. company guaranty 12 1/2s,
                    2011                                                                                    152,000
            510,000 Alamosa PCS Holdings, Inc. company guaranty
                    stepped-coupon zero % (12 7/8s, 2/15/05),
                    2010 (STP)                                                                              280,500
            780,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                      132,600
          1,450,000 Horizon PCS, Inc. company guaranty stepped-
                    coupon zero % (14s, 10/1/05), 2010 (STP)                                                667,000
            740,000 Horizon PCS, Inc. 144A sr. notes 13 3/4s, 2011                                          680,800
            220,000 Hyperion Telecommunications Corp., Inc. sr. disc.
                    notes Ser. B, 13s, 2003                                                                   4,400
          1,700,000 Hyperion Telecommunications Corp., Inc. sr. sub.
                    notes 12s, 2007                                                                          34,000
          1,420,000 ICG Services, Inc. sr. disc. notes stepped-coupon
                    zero % (10s, 2/15/03), 2008 (In default) (NON) (STP)                                    110,050
          2,870,000 ICG Services, Inc. sr. disc. notes stepped-coupon
                    zero % (9 7/8s, 5/1/03), 2008 (STP)                                                     222,425
          1,190,000 Intermedia Communications, Inc. sr. disc. notes
                    stepped-coupon Ser. B, zero % (12 1/4s, 3/1/04),
                    2009 (STP)                                                                            1,029,350
             90,000 Intermedia Communications, Inc. sr. notes Ser. B,
                    8.6s, 2008                                                                               90,450
            630,000 Intermedia Communications, Inc. sr. notes Ser. B,
                    8 1/2s, 2008                                                                            630,000
          1,270,000 Ipcs, Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                              730,250
          1,060,000 IWO Holdings, Inc. company guaranty 14s, 2011                                         1,028,200
          2,085,000 KMC Telecommunications Holdings, Inc. sr. disc.
                    notes stepped-coupon zero % (12 1/2s, 2/15/03),
                    2008 (STP)                                                                               83,400
          1,420,000 Leap Wireless International, Inc. company guaranty
                    12 1/2s, 2010                                                                         1,036,600
            340,000 McLeodUSA, Inc. sr. notes 11 3/8s, 2009                                                  84,150
          1,180,000 McLeodUSA, Inc. sr. notes 9 1/2s, 2008                                                  280,250
            140,000 McLeodUSA, Inc. sr. notes 8 3/8s, 2008                                                   33,250
          1,300,000 McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                  312,000
            450,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                      150,750
          1,070,000 Metromedia Fiber Network, Inc. sr. notes Ser. B,
                    10s, 2008                                                                               358,450
          1,260,000 Microcell Telecommunications sr. disc. notes Ser. B,
                    14s, 2006 (Canada)                                                                    1,058,400
          1,050,000 Nextlink Communications, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/4s, 6/1/04),
                    2009 (In default) (NON) (STP)                                                           105,000
            240,000 Nextlink Communications, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/8s, 12/1/04),
                    2009 (In default) (NON) (STP)                                                            24,000
            330,000 Nextlink Communications, Inc. sr. notes 9 5/8s,
                    2007 (In default) (NON)                                                                  39,600
            390,000 Tele1 Europe B.V. sr. notes 13s, 2009 (Netherlands)                                     128,700
          1,820,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                     2,111,200
             70,000 Telecorp PCS, Inc. company guaranty stepped-
                    coupon zero % (11 5/8s, 4/15/04), 2009 (STP)                                             60,200
            580,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                        435,000
          1,340,000 Tritel PCS, Inc. company guaranty 10 3/8s, 2011                                       1,524,250
            130,000 Triton PCS, Inc. company guaranty 9 3/8s, 2011                                          130,000
             90,000 Triton PCS, Inc. company guaranty zero %, 2008                                           80,100
          1,080,000 Triton PCS, Inc. 144A sr. sub. notes 8 3/4s, 2011                                     1,053,000
          2,310,000 UbiquiTel Operating Co. company guaranty
                    stepped-coupon zero % (14s, 4/15/05), 2010 (STP)                                      1,131,900
          1,250,000 US UnWired, Inc. company guaranty stepped-
                    coupon Ser. B, zero % (13 3/8s, 11/1/04), 2009 (STP)                                    862,500
            660,000 Versatel Telecom B.V. sr. notes 13 1/4s,
                    2008 (Netherlands)                                                                      217,800
            320,000 Versatel Telecom B.V. sr. notes 13 1/4s,
                    2008 (Netherlands)                                                                      105,600
          1,935,000 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                    2,207,351
          5,406,000 WinStar Communications, Inc. sr. disc. notes
                    stepped-coupon zero % (14 3/4s, 4/15/05),
                    2010 (In default) (NON) (STP)                                                            27,030
          1,280,000 WinStar Communications, Inc. sr. notes 12 3/4s,
                    2010 (In default) (NON)                                                                   6,400
             70,000 WinStar Communications, Inc. sr. notes 12 1/2s,
                    2008 (In default) (NON)                                                                     350
                                                                                                      -------------
                                                                                                         20,518,906

Textiles (0.3%)
-------------------------------------------------------------------------------------------------------------------
            780,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                        150,150
          1,060,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004
                    (In default) (NON)                                                                      233,200
          1,290,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                            1,286,748
          1,200,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                          324,000
            680,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                          190,400
            630,000 William Carter Holdings Co. company guaranty
                    Ser. B, 10 7/8s, 2011                                                                   677,250
                                                                                                      -------------
                                                                                                          2,861,748

Tobacco (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,560,000 North Atlantic Trading Co. company guaranty
                    Ser. B, 11s, 2004                                                                     1,474,200

Waste Management (0.9%)
-------------------------------------------------------------------------------------------------------------------
            907,671 Allied Waste Industries, Inc. bank term loan, FRN
                    4.664s, 2006 (acquired various dates 10/18/01
                    through 10/22/01, cost $888,866) (RES)                                                  894,198
          5,735,000 Allied Waste Industries, Inc. company guaranty
                    Ser. B, 10s, 2009                                                                     5,821,025
             30,000 Allied Waste Industries, Inc. 144A sr. notes 8 1/2s,
                    2008                                                                                     30,000
          2,430,000 Browning-Ferris debs. 7.4s, 2035                                                      1,931,850
                                                                                                      -------------
                                                                                                          8,677,073

Water Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
            380,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                            292,600
            310,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                            244,900
                                                                                                      -------------
                                                                                                            537,500
                                                                                                      -------------
                    Total Corporate Bonds and Notes
                    (cost $527,280,457)                                                              $  450,269,630

FOREIGN GOVERNMENT BONDS AND NOTES (16.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         2,498,943 Argentina (Republic of) bonds 2.89s, 2018
                    (In default) (NON)                                                                $     574,757
AUD       2,180,000 Australia (Government of) bonds Ser. 513,
                    6 1/2s, 2013                                                                          1,138,624
$         3,645,000 Brazil (Federal Republic of) bonds 12 1/4s, 2030                                      3,149,280
          2,630,000 Brazil (Federal Republic of) notes 11s, 2012                                          2,301,250
          3,040,000 Brazil (Federal Republic of) unsub. notes 11s, 2040                                   2,340,800
CAD       2,725,000 Canada (Government of) bonds 5 1/2s, 2010                                             1,724,976
CAD         930,000 Canada (Government of) bonds Ser. WL43,
                    5 3/4s, 2029                                                                            589,292
$         2,160,000 Colombia (Republic of) bonds 11 3/4s, 2020                                            2,122,200
          1,310,000 Ecuador (Republic of) bonds Ser. REGS, 12s, 2012                                      1,015,250
            360,000 Ecuador (Republic of) bonds stepped-coupon
                    Ser. REGS, 5s (6s, 8/15/02), 2030 (STP)                                                 183,240
EUR      17,220,000 France (Government of) bonds 5 1/2s, 2010                                            15,377,051
EUR       1,080,000 France (Government of) debs. 4s, 2009                                                   877,501
EUR         650,000 Germany (Federal Republic of) bonds 5s, 2012                                            563,931
EUR       1,642,300 Germany (Federal Republic of) bonds Ser. 00,
                    5 1/2s, 2031                                                                          1,474,309
EUR      17,845,000 Germany (Federal Republic of) bonds Ser. 95,
                    7 3/8s, 2005                                                                         16,657,043
EUR       7,300,000 Germany (Federal Republic of) bonds Ser. 99,
                    4s, 2009                                                                              5,965,813
EUR       4,950,000 Italy (Government of) sr. unsub. 4 1/4s, 2002                                         4,258,335
EUR       5,010,000 Italy (Government of) treasury bonds 5 1/4s, 2011                                     4,360,403
EUR       2,540,000 Italy (Government of) treasury bonds 4 3/4s, 2006                                     2,200,388
EUR       5,325,000 Italy (Government of) treasury bonds 3 1/4s, 2004                                     4,518,604
NZD       6,155,000 New Zealand (Government of) bonds Ser. 709,
                    7s, 2009                                                                              2,616,203
$         1,635,000 Philippines (Republic of) bonds 9 7/8s, 2019                                          1,565,513
          3,260,000 Philippines (Republic of) notes 10 5/8s, 2025                                         3,219,250
          3,665,000 Russia (Federation of) bonds 12 3/4s, 2028                                            4,150,613
          5,670,000 Russia (Federation of) unsub. 8 1/4s, 2010                                            5,154,030
          8,635,000 Russia (Federation of) unsub. stepped-coupon 5s
                    (7 1/2s, 3/31/07), 2030 (STP)                                                         5,288,938
         11,677,500 Russia (Federation of) 144A unsub. 2 1/4, 2030                                        7,152,469
EUR         760,000 Spain (Government of) bonds 6s, 2029                                                    713,004
EUR       2,360,000 Spain (Government of) bonds 4.8s, 2006                                                2,049,530
SEK     108,140,000 Sweden (Government of) bonds Ser. 1044,
                    3 1/2s, 2006                                                                          9,568,679
$         1,070,000 Turkey (Republic of) bonds 11 3/4s, 2010                                              1,075,350
            725,000 Turkey (Republic of) notes 11 1/2s, 2012                                                722,245
GBP       4,420,000 United Kingdom Treasury bonds 10s, 2003                                               6,752,298
GBP       4,100,000 United Kingdom Treasury bonds 8 1/2s, 2005                                            6,501,003
GBP         860,000 United Kingdom Treasury bonds 5s, 2012                                                1,226,898
GBP       2,855,000 United Kingdom Treasury 144A bonds Ser. 85,
                    9 3/4s, 2002                                                                          4,163,796
$         2,620,000 United Mexican States bonds 11 3/8s, 2016                                             3,268,450
          4,235,000 United Mexican States bonds Ser. MTN,
                    8.3s, 2031                                                                            4,192,650
          2,080,000 United Mexican States notes 7 1/2s, 2012                                              2,051,920
          5,770,000 United Mexican States notes Ser. A, 9 7/8s, 2010                                      6,485,480
          1,055,000 Venezuela (Republic of) bonds 9 1/4s, 2027                                              631,945
                                                                                                      -------------
                    Total Foreign Government Bonds and Notes
                    (cost $147,406,805)                                                              $  149,943,311

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (13.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (4.9%)
-------------------------------------------------------------------------------------------------------------------
$           101,010 Federal Home Loan Mortgage Corporation
                    Pass-Through Certificates 7 1/2s, March 1, 2026                                   $     105,408
                    Federal National Mortgage Association
          6,784,500 TBA, 6 1/2s, February 1, 2032                                                         6,824,800
         35,000,000 TBA, 6 1/2s, February 1, 2017                                                        35,842,100
          1,413,778 Federal National Mortgage Association Pass-
                    Through Certificates 7 1/2s, with due dates
                    from August 1, 2029 to May 1, 2031                                                    1,468,230
            590,187 Government National Mortgage Association
                    Pass-Through Certificates 8s, December 15, 2022                                         631,672
                                                                                                      -------------
                                                                                                         44,872,210

U.S. Treasury Obligations (8.5%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Bonds
         51,795,000 7 1/2s, November 15, 2016 (SEG)                                                      61,684,737
         14,195,000 5 3/8s, February 15, 2031                                                            14,073,065
                    U.S. Treasury Notes
          2,000,000 5s, August 15, 2011                                                                   1,995,320
            660,000 3 1/2s, November 15, 2006                                                               635,455
                                                                                                      -------------
                                                                                                         78,388,577
                                                                                                      -------------
                    Total U.S. Government and Agency Obligations
                    (cost $125,095,220)                                                              $  123,260,787

COLLATERALIZED MORTGAGE OBLIGATIONS (10.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$            80,000 Amresco Commercial Mortgage Funding I
                    Ser. 97-C1, Class F, 7.64s, 2029                                                  $      82,388
          5,247,202 Banc of America Commercial Mortgage, Inc.
                    Ser. 01-PB1, Class XC, Interest Only (IO),
                    0.833s, 2035                                                                            224,646
          8,778,867 Bank of America Mortgage Securities Ser. 01-10,
                    Class 1A11, IO, 6.79s, 2031                                                             735,230
          1,780,901 Blackstone Hotel Acquisition Co. jr. mtge. loan
                    FRN 9.794s, 2003 (United Kingdom)                                                     2,405,087
            760,000 Chase Commercial Mortgage Securities Corp.
                    Ser. 00-3, Class G, 6.887s, 2019                                                        624,981
         10,897,684 Citicorp Mortgage Securities, Inc. Ser. 01-15,
                    Class A3A, IO, 5.64s, 2031                                                              668,760
                    Commercial Mortgage Acceptance Corp.
          2,305,000 Ser. 97-ML1, Class D, 6.975s, 2010                                                    2,197,673
          6,874,110 Ser. 97-ML1, IO, 0.952s, 2017                                                           227,436
         75,589,253 Commercial Mortgage Asset Trust Ser. 99-C1,
                    Class X, IO, 0.974s, 2020                                                             4,405,436
          2,685,000 Countrywide Home Loan Ser. 98-3, Class A5,
                    6 3/4s, 2028                                                                          2,703,879
          4,100,000 Countrywide Mortgage Backed Securities, Inc.
                    Ser. 93-C, Class A8, 6 1/2s, 2024                                                     4,064,207
          2,948,000 Criimi Mae Commercial Mortgage Trust Ser. 98-C1,
                    Class A2, 7s, 2011                                                                    2,975,638
          3,474,000 Criimi Mae Commercial Mortgage Trust 144A
                    Ser. 98-C1, Class B, 7s, 2011                                                         3,111,944
                    CS First Boston Mortgage Securities Corp.
            720,000 Ser. 01-CF2, Class E, 7.29s, 2011                                                       740,875
            755,000 Ser. 01-CF2, Class G, 6.93s, 2011                                                       733,818
         69,095,021 Deutsche Mortgage & Asset Receiving Corp.
                    Ser. 98-C1, Class X, IO, 1.231s, 2023                                                 2,828,577
                    Euro Loan Conduit 144A
GBP         700,000 FRN Ser. 7A, Class E, 8.493s, 2006
                    (United Kingdom)                                                                        932,977
GBP         700,000 FRN Ser. 7A, Class D, 6.743s, 2006
                    (United Kingdom)                                                                        979,966
                    Fannie Mae
$           384,360 Ser. 93-245, Class SD, 18.435s, 2023                                                    395,651
             89,123 Ser. 99-28, Class SC, 15.379s, 2028                                                      89,123
            640,513 Ser. 98-63, Class S, 14.448s, 2026                                                      634,108
         31,214,994 Ser. 00-T6, IO, 8.7s, 2030                                                              671,809
                    Fannie Mae
              7,684 Ser. 92-15, Class L, IO, 1037.606s, 2022                                                199,173
          3,132,333 Ser. 01-55, Class CZ, 6 1/2s, 2031                                                    3,100,520
          1,304,000 Ser. 01-58, Class HI, IO, 6 1/2s, 2026                                                  319,888
          4,915,000 Ser. 01-62, Class PI, IO, 6 1/2s, 2025                                                  840,158
          1,394,200 Ser. 98-1, Class SA, IO, 10 1/2s, 2024                                                  504,526
          7,113,216 Ser. 93-251, Class Z, 6 1/2s, 2023                                                    6,984,289
          3,523,070 Ser. 318, Class 2, IO, 6s, 2032                                                       1,072,334
          3,270,300 Ser. 01-72, Class NI, IO, 6s, 2021                                                      471,000
          2,497,495 Ser. 01-62, Class BI, IO, 6s, 2026                                                      472,963
          1,513,560 Ser. 93-159, Class D, Principal Only (PO),
                    zero %, 2023                                                                          1,135,170
          1,482,580 Ser. 96-5, Class PB, PO, zero %, 2024                                                 1,169,385
            568,606 Ser. 97-92, PO, zero %, 2025                                                            543,640
          1,115,115 Ser. 99-52, Class MO, PO, zero %, 2026                                                  999,422
         24,932,035 FFCA Secured Lending Corp. Ser. 00-1, Class X,
                    IO, 1.714s, 2027                                                                      2,169,866
                    Freddie Mac
            759,351 Ser. 2149, Class ST, 22.43s, 2029                                                       750,096
          1,597,833 Ser. 2319, Class S, 21.78s, 2031                                                      1,534,419
          2,139,570 Ser. 2360, Class SC, 16.328s, 2031                                                    2,063,348
            792,664 Ser. 2286, Class LR, 15.533s, 2024                                                      792,416
            664,000 Ser. 2028, Class SG, IO, 10.4s, 2023                                                    266,015
          1,440,830 Ser. 1717, Class L, 6 1/2s, 2024                                                      1,475,781
          1,744,135 Ser. 2044, Class SG, IO, 3.76s, 2023                                                    122,089
          2,390,666 Ser. 2389, Class EI, IO, 6s, 2021                                                       347,394
          8,766,098 Ser. 212, IO, 6s, 2031                                                                2,438,071
         13,084,056 Ser. 216, IO, 6s, J2032                                                               4,023,347
          2,110,927 Ser. 211, IO, 6s, July 1, 2029                                                          574,568
            563,170 Ser. 2337, PO, zero %, 2031                                                             429,065
          4,696,648 Ser. 215, PO, zero %, 2031                                                            4,111,035
            399,197 Ser. 2317, PO, zero %, 2031                                                             335,076
            263,998 Ser. 2302, Class LO, PO, zero %, 2031                                                   261,028
            324,312 Ser. 2304, PO, zero %, 2031                                                             321,069
            616,352 Ser. 2078, Class KC, PO, zero %, 2023                                                   542,389
            637,887 Ser. 2190, PO, zero %, 2014                                                             631,508
          1,146,134 Ser. 2351, Class EO, PO, zero %, 2031                                                   865,331
            770,000 GE Capital Commercial Mortgage Corp. Ser. 01-1,
                    Class G, 7.04s, 2011                                                                    746,178
          1,575,000 GE Capital Mortgage Services, Inc. Ser. 98-11,
                    Class 2A4, 6 3/4s, 2028                                                               1,584,419
                    Government National Mortgage Association
          1,271,788 Ser. 98-2, Class EA, PO, zero %, 2028                                                 1,077,841
            581,785 Ser. 99-42, PO, zero %, 2027                                                            545,787
          1,495,000 Granite Mortgages PLC FRN Ser. 01-1, Class 1C,
                    3.79s, 2041 (United Kingdom)                                                          1,491,263
          7,365,000 Holmes Financing PLC FRB Ser. 1, Class 2C, 2.977s,
                    2040 (United Kingdom)                                                                 7,320,810
                    Merrill Lynch Mortgage Investors, Inc.
         18,963,012 Ser. 96-C2, IO, 1.893s, 2028                                                          1,167,410
          2,344,273 Ser. 98-C2, IO, 1.538s, 2030                                                            148,349
          1,615,000 Ser. 1995-C3, Class D, 7.782s, 2025                                                   1,689,189
          1,495,000 Ser. 96-C2, Class E, 6.96s, 2028                                                      1,409,038
          9,804,275 Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X,
                    IO, 1.572s, 2007                                                                        530,044
            103,817 Prudential Home Mortgage Securities Ser. 93-57,
                    Class A4, 5.9s, 2023                                                                    105,554
         24,630,688 Residential Funding Mortgage Securities, Inc. Ser. 01-
                    S26, Class A9, IO, 5.64s, 2031                                                        1,616,389
GBP       1,700,000 Residential Mortgage Securities 144A FRB Ser. 8,
                    Class M, 6.88s, 2038                                                                  2,390,428
$         1,031,002 Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                   1,058,046
          3,495,000 Starwood Asset Receivables Trust FRB Ser. 00-1,
                    Class E, 4.68s, 2002                                                                  3,493,253
                                                                                                      -------------
                    Total Collateralized Mortgage Obligations
                    (cost $100,006,598)                                                              $  100,674,586

BRADY BONDS (3.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        18,386,183 Brazil (Federal Republic of) bonds 8s, 2014                                      $   14,157,360
          1,130,000 Brazil (Federal Republic of) govt. guaranty
                    FRB 3 1/4s, 2012                                                                        792,469
          1,850,000 Bulgaria (Government of) coll., Ser. A, FLIRB,
                    4.563s, 2012                                                                          1,637,250
          2,993,900 Bulgaria (Government of) debs. Ser. PDI, FRB,
                    4.563s, 2011                                                                          2,574,754
            695,800 Bulgaria (Government of) debs. Ser. RPDI, FRB,
                    4.563s, 2011                                                                            598,388
          1,730,000 Bulgaria (Government of) Ser. A, FRB, 4.563s, 2024                                    1,496,450
          2,560,000 Peru (Republic of) FLIRB, 3 3/4s, 2017                                                1,888,000
          4,420,000 United Mexican States bonds Ser. B, 6 1/4s, 2019                                      4,127,175
          2,857,100 Venezuela (Republic of) debs. Ser. DL, FRB,
                    4 3/4s, 2007                                                                          2,035,684
                                                                                                      -------------
                    Total Brady Bonds (cost $27,610,348)                                              $  29,307,530

PREFERRED STOCKS (2.3%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             39,751 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                             $         398
             43,276 Brand Scaffold Services, Inc. 144A $3.625 pfd.                                        1,817,592
             74,000 California Federal Bancorp, Inc. Ser. A, $2.281 pfd.                                  1,890,700
             39,305 Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                   2,181,428
              3,805 Chevy Chase Savings Bank, Inc. $3.25 pfd.                                               102,735
            340,000 CSBI Capital Trust I 144A company guaranty Ser. A,
                    11.75% pfd.                                                                             377,400
             28,919 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                    3,079,874
              1,885 Delta Financial Corp. Ser. A, $10.00 cum. pfd.                                           21,678
             69,460 Diva Systems Corp. Ser. C, $6.00 cum. pfd.                                                  695
             20,000 Doane Pet Care Co. $7.125 pfd.                                                          600,000
              2,857 Dobson Communications Corp. 13.00% pfd.                                               2,571,300
                540 First Republic Capital Corp. 144A 10.50% pfd.                                           526,500
                570 Fresenius Medical Capital Trust II 7.875% company
                    guaranty pfd. (Germany)                                                                 570,000
              2,662 Granite Broadcasting Corp. 12.75% cum. pfd. (PIK)                                     1,144,660
              1,598 ICG Holdings, Inc. 14.25% pfd. (Canada)
                    (In default) (NON)                                                                           16
                815 ICG Holdings, Inc. 144A 14.00% pfd. (Canada)
                    (In default) (NON) (PIK)                                                                      8
              1,582 Intermedia Communications, Inc. Ser. B,
                    13.50% pfd. (PIK)                                                                     1,613,640
              1,038 Nextel Communications, Inc. 144A Ser. E,
                    $11.125 pfd. (PIK)                                                                      435,960
                404 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                    3,434,000
              1,518 Rural Cellular Corp. 12.25% pfd. (PIK)                                                1,062,488
                                                                                                      -------------
                    Total Preferred Stocks (cost $25,893,232)                                         $  21,431,072

ASSET-BACKED SECURITIES (1.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                    Conseco Finance Securitizations Corp.
$         4,265,000 Ser. 00-4, Class A6, 8.31s, 2032                                                  $   4,495,577
          1,535,000 Ser. 00-6, Class M2, 8.2s, 2032                                                       1,546,865
          1,436,000 Ser. 01-4, Class B1, 9.4s, 2010                                                       1,371,436
          2,153,013 First Plus 144A Ser. 98-A, Class A, 8 1/2s, 2023                                      1,420,989
            385,000 Green Tree Financial Corp. Ser. 95-F, Class B2,
                    7.1s, 2021                                                                              337,236
            888,642 Mid-State Trust Ser. 10, Class B, 7.54s, 2027                                           844,210
            545,000 Morgan Stanley Dean Witter Capital I Ser. 01-NC3,
                     Class B1, 4.38s, 2031                                                                  545,000
          2,318,000 Morgan Stanley Dean Witter Capital I Ser. 01-NC4,
                    Class B1, FRN, 4.42s, 2032                                                            2,262,368
          1,740,000 Option One Mortgage Loan Trust Ser. 02-1, 6 3/4s,
                    2032                                                                                  1,721,608
                                                                                                      -------------
                    Total Asset-Backed Securities (cost $15,076,562)                                  $  14,545,289

CONVERTIBLE BONDS AND NOTES (0.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           950,000 American Tower Corp. cv. notes 5s, 2010                                           $     503,690
          1,300,000 DaVita, Inc. cv. sub. notes 7s, 2009                                                  1,295,580
            110,000 Echostar Communications Corp. 144A cv. sub.
                    notes 5 3/4s, 2008                                                                      100,100
          1,610,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                           98,613
            800,000 Healthsouth Corp. cv. sub. debs. 3 1/4s, 2003                                           771,000
            158,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                     96,973
          2,950,000 Nextel Communications, Inc. cv. sr. notes
                    5 1/4s, 2010                                                                          1,677,813
            150,000 Rogers Communications cv. debs. 2s, 2005 (Canada)                                       121,313
          1,280,000 Solectron Corp. cv. notes zero %, 2020                                                  721,600
             40,000 Spectrasite Holdings, Inc. cv. sr. notes 6 3/4s, 2010                                    14,630
          1,160,000 Telewest Finance Corp. cv. sub. notes 6s, 2005
                    (United Kingdom)                                                                        707,600
                                                                                                      -------------
                    Total Convertible Bonds and Notes
                    (cost $7,155,836)                                                                 $   6,108,912

COMMON STOCKS (0.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              3,074 Alderwoods Group, Inc. (NON)                                                      $      39,808
                525 AmeriKing, Inc. (NON)                                                                         5
             45,677 Arch Wireless, Inc. (NON)                                                                   502
             19,924 Aurora Foods, Inc. (NON)                                                                 97,628
            277,865 Celcaribe SA (Colombia)                                                                  34,733
             22,903 Clarent Hospital Corp.                                                                  160,321
          3,220,535 Contifinancial Corp. Liquidating Trust units                                            161,027
             24,951 Covad Communications Group, Inc. 144A (NON)                                              56,140
              1,885 Delta Funding Residual Exchange Co., LLC (NON)                                          411,873
              1,885 Delta Funding Residual Management, Inc. (NON)                                                19
             28,440 Doskocil Manufacturing                                                                   79,000
            243,039 Focal Communications Corp. (NON)                                                         99,646
             13,645 Genesis Health Ventures, Inc.                                                           218,320
             20,238 Intira Corp.                                                                                  2
              2,830 MPower Holdings Corp. 144A                                                                  991
             39,407 Pioneer Cos., Inc. (NON)                                                                 39,407
              1,186 Premium Holdings (L.P.) 144A                                                             18,972
              2,502 PSF Holdings, LLC Class A                                                             4,003,968
                234 Quorum Broadcast Holdings, Inc. Class E                                                 233,980
                124 RSL Communications, Ltd. Class A (NON)                                                        1
             39,603 Safety Components International, Inc.                                                   237,618
             36,750 Specialty Foods Acquisition Corp. (NON)                                                     368
              2,169 Vast Solutions, Inc. Class B1 (NON)                                                       6,507
              2,169 Vast Solutions, Inc. Class B2 (NON)                                                       6,507
              2,169 Vast Solutions, Inc. Class B3 (NON)                                                       6,507
                                                                                                      -------------
                    Total Common Stocks (cost $15,843,337)                                            $   5,913,850

UNITS (0.1%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                847 Hercules Trust II units 6.50% cum. cv. pfd.                                       $     346,741
              1,420 Pegasus Shipping 144A units company guaranty
                    stepped-coupon zero % (14 1/2s, 6/20/03),
                    2008 (Bermuda) (STP)                                                                     49,700
                960 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                   288,000
              7,615 XCL, Ltd. 144A units 9.50% cv. cum. pfd.
                    (In default) (NON) (PIK)                                                                  3,808
                                                                                                      -------------
                    Total Units (cost $3,114,794)                                                     $     688,249

CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                218 Anker Coal Group, Inc. $14.25 cv. pfd.                                            $       1,090
                 77 Genesis Health Ventures, Inc. $6.00 cv. pfd. (PIK)                                        8,470
              1,900 Interact Systems, Inc. 144A 14.00% cv. pfd.
                    (In default) (NON)                                                                           19
              6,800 LTV Corp. (The) 144A $4.125 cv. pfd.
                    (In default) (NON)                                                                       13,600
                 68 Paxson Communications Corp. 144A 9.75%
                    cv. pfd. (PIK)                                                                          591,600
                200 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                              50
              1,503 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd.
                    (In default) (NON) (PIK)                                                                    752
                                                                                                      -------------
                    Total Convertible Preferred Stocks
                    (cost $1,581,118)                                                                 $     615,581

WARRANTS (0.1%) (a) (NON)                                                               EXPIRATION
NUMBER OF WARRANTS                                                                            DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
                 16 Anker Coal Group, Inc. 144A                                           10/28/09    $           1
                810 Bestel SA de CV (Mexico)                                              5/15/05            64,800
                780 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08                78
                530 Colo.com, Inc. 144A                                                   3/15/10                 5
              1,420 Dayton Superior Corp.                                                 6/15/09            24,850
                160 Decrane Aircraft Holdings Co.                                         9/30/08                 1
             19,981 Delta Financial Corp.                                                 12/21/10                2
              2,520 Destia Communications 144A                                            7/15/07                25
              2,919 Diva Systems Corp.                                                    5/15/06                29
              8,326 Diva Systems Corp. 144A                                               3/1/08                 83
             11,700 Genesis Health Ventures, Inc.                                         10/1/02            26,910
              1,015 Globalstar Telecommunications                                         2/15/04                10
              1,450 Horizon PCS, Inc.                                                     10/1/10            36,250
             20,856 ICG Communications, Inc.                                              10/15/05              209
             25,863 Imperial Credit Industries, Inc.                                      8/1/08                 26
              1,900 Interact Systems, Inc.                                                8/1/03                  2
              1,900 Interact Systems, Inc. 144A                                           12/15/09               19
            121,649 Intira Corp. Class B                                                  9/29/10                12
              1,270 iPCS, Inc. 144A                                                       7/15/10            31,750
                820 IWO Holdings, Inc.                                                    1/15/11            32,800
              1,600 Jostens, Inc.                                                         5/1/10             16,000
              2,175 KMC Telecommunications
                    Holdings, Inc. 144A                                                   4/15/08                22
              2,185 Knology Holdings, Inc.                                                10/22/07               55
                758 Leap Wireless International, Inc. 144A                                4/15/10            22,740
              4,144 Loral Space & Communications, Ltd.                                    12/27/06               41
              3,590 McCaw International, Ltd.                                             4/15/07                36
                940 Mediq, Inc. 144A                                                      6/1/09                  9
                550 Mikohn Gaming Corp. 144A                                              8/15/08             2,750
                560 ONO Finance PLC 144A
                    (United Kingdom)                                                      2/15/11             2,800
                990 Orbital Imaging Corp. 144A                                            3/1/05                  1
              1,310 Orion Network Systems                                                 1/15/07                33
             12,880 Pagemart, Inc. 144A                                                   12/31/03              129
              1,600 Paxson Communications Corp. 144A                                      6/30/03             6,400
                570 Pliant Corp. 144A                                                     6/1/10              1,140
                810 Raintree Resort 144A                                                  12/1/04                 8
              1,640 Startec Global Communications Corp.                                   5/15/08                16
                680 Sterling Chemicals Holdings                                           8/15/08               408
                630 Telehub Communications Corp. 144A                                     7/31/05                 1
                690 Travel Centers of America                                             5/1/09                  7
              2,310 Ubiquitel, Inc. 144A                                                  4/15/10            69,300
              5,820 UIH Australia/Pacific, Inc. 144A                                      5/15/06                58
             22,322 United Artists Theatre                                                3/2/08            178,576
              1,190 Veraldo Holdings, Inc. 144A                                           4/15/08                12
                 50 Versatel Telecom NV (Netherlands)                                     5/15/08                25
                800 XM Satellite Radio Holdings, Inc. 144A                                3/15/10               800
                                                                                                      -------------
                    Total Warrants (cost $3,378,806)                                                  $     519,229

SHORT-TERM INVESTMENTS (3.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
       $ 10,223,000 Citicorp for an effective yield of 1.92%,
                    February 1, 2002                                                                  $  10,222,455
         18,776,000 Interest in $750,000,000 joint tri-party repurchase agreement dated January 31, 2002 with S.B.C.
                    Warburg, Inc. due February 1, 2002 with respect
                    to various U.S. Government obligations --
                    maturity value of $18,777,001 for an effective
                    yield of 1.92%                                                                       18,776,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $28,998,455)                                   $  28,998,455
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,028,441,568) (b)                                       $ 932,276,481
-------------------------------------------------------------------------------------------------------------------

   (a) Percentages indicated are based on net assets of $920,789,198.

   (b) The aggregate identified cost on a tax basis is $1,033,464,431, resulting in gross unrealized appreciation and depreciation of $29,869,504 and $131,057,454, respectively, or net unrealized depreciation of $101,187,950.

 (DEF) Security is in default of principal and interest.

 (NON) Non-income-producing security.

 (STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

 (RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2002 was $23,619,424 or 2.6% of net assets.

 (PIK) Income may be received in cash or additional securities at the discretion of the issuer.

 (SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January
       31, 2002.

   (R) Real Estate Investment Trust.

       144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

       TBA after the name of a security represents to be announced securities (Note 1).

       FLIRB represents Front Loaded Interest Reduction Bond.

       The rates shown on Floating Rate Bonds (FRB) and Floating Rate
       Notes (FRN) are the current interest rates shown at January 31, 2002, which are subject to change based on the terms of the security.

       DIVERSIFICATION BY COUNTRY

       Distribution of investments by country of issue at January 31, 2002:
       (as percentage of Market Value)

            Brazil          2.4%
            Canada          2.0
            France          1.7
            Germany         2.7
            Italy           1.6
            Mexico          2.2
            Russia          2.3
            Sweden          1.0
            United Kingdom  4.2
            United States  75.9
            Other           4.0
           --------------------
            Total         100.0%


------------------------------------------------------------------------------
Forward Currency Contracts to Buy at January 31, 2002 (Unaudited)
(Aggregate face value $61,530,388)
                                                                    Unrealized
                                    Aggregate Face    Delivery    Appreciation/
                      Market Value           Value        Date   (Depreciation)
------------------------------------------------------------------------------
Australian Dollars     $16,242,520     $16,580,131     3/20/02    $   (337,611)
British Pounds           6,419,437       6,542,551     3/20/02        (123,114)
Canadian Dollars         3,433,108       3,410,368     3/20/02          22,740
Danish Krone               974,577       1,000,119     3/20/02         (25,542)
Euro                     9,287,788       9,631,281     3/20/02        (343,493)
Japanese Yen            22,323,760      23,868,407     3/20/02      (1,544,647)
Swiss Francs               479,350         497,531     3/20/02         (18,181)
------------------------------------------------------------------------------
                                                                   $(2,369,848)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Forward Currency Contracts to Sell at January 31, 2002 (Unaudited)
(Aggregate face value $62,302,099)
                                                                    Unrealized
                                    Aggregate Face    Delivery    Appreciation/
                      Market Value           Value        Date   (Depreciation)
------------------------------------------------------------------------------
Australian Dollars      $  111,214      $  111,178     3/20/02      $      (36)
British Pounds          21,453,007      21,678,013     3/20/02         225,006
Canadian Dollars         1,123,243       1,121,688     3/20/02          (1,555)
Euro                    25,951,671      26,807,176     3/20/02         855,505
Japanese Yen             1,099,936       1,095,684     3/20/02          (4,252)
New Zealand
Dollars                  2,478,853       2,465,449     3/20/02         (13,404)
Swedish Krona            8,928,913       9,022,911     3/20/02          93,998
------------------------------------------------------------------------------
                                                                    $1,155,262
------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 2002 (Unaudited)
                                                                    Unrealized
                                    Aggregate Face  Expiration    Appreciation/
                       Total Value           Value        Date   (Depreciation)
------------------------------------------------------------------------------
Euro Bund (Long)       $ 9,378,955     $ 9,400,902      Mar-02    $    (21,947)
Euro Dollar 90 day
(Long)                  11,029,650      11,021,796      Mar-02           7,854
Euro Dollar 90 day
(Long)                  11,233,015      11,227,645      Jun-02           5,370
Euro Dollar 90 day
(Short)                 11,093,475      11,092,130      Mar-02          (1,345)
Euro Dollar 90 day
(Short)                 10,997,450      10,986,145      Jun-02         (11,305)
Euro-Bobl 5 yr.
(Long)                  25,206,770      25,663,925      Mar-02        (457,155)
Euro-Bor 90 day
(Long)                   9,440,760       9,439,894      Mar-02             866
Euro-Bor 90 day
(Short)                  9,533,307       9,531,597      Mar-02          (1,710)
Japanese
Government Bonds
10 yr. (Long)              712,299         720,914      Mar-02          (8,615)
U.S. Treasury Bond
(Long)                  35,789,625      36,298,356      Mar-02        (508,731)
U.S. Treasury Bond
(Long)                  26,257,000      26,298,141      Mar-02         (41,141)
------------------------------------------------------------------------------
                                                                   $(1,037,859)
------------------------------------------------------------------------------
Swap Contracts outstanding at January 31, 2002 (Unaudited)

                                          Notional Termination      Unrealized
                                            Amount        Date    Appreciation
------------------------------------------------------------------------------
Agreement with Merrill Lynch
Capital Services dated November
17, 2000 to pay quarterly the
notional amount multiplied by the
U.S. 3-Month LIBOR and receive
semi-annually the notional amount
multiplied by 6.68%                     $9,000,000    11/21/05        $647,996
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



STATEMENT OF ASSETS AND LIABILITIES
January 31, 2002 (Unaudited)

Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,028,441,568) (Note 1)                                   $   932,276,481
-------------------------------------------------------------------------------------------
Foreign currency (cost $936,319) (Note 1)                                           903,028
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        19,383,860
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   71,883,106
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                         647,996
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                           1,197,249
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                            96,403
-------------------------------------------------------------------------------------------
Total assets                                                                  1,026,388,123

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                  7,270,837
-------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                               101,506
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             6,334,809
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 87,260,872
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,594,860
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          151,629
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        37,098
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          1,174
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                              2,411,835
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                              319,189
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              115,116
-------------------------------------------------------------------------------------------
Total liabilities                                                               105,598,925
-------------------------------------------------------------------------------------------
Net assets                                                                  $   920,789,198

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                             $ 1,206,785,512
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                       (12,373,898)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                         (175,813,048)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                               (97,809,368)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                  $   920,789,198

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($920,789,198 divided by 140,989,259 shares)                $6.53
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended January 31, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest (net of foreign tax of $352)                                          $ 42,627,913
-------------------------------------------------------------------------------------------
Dividends                                                                         1,121,001
-------------------------------------------------------------------------------------------
Securities lending                                                                      305
-------------------------------------------------------------------------------------------
Total investment income                                                          43,749,219

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  3,218,172
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      407,804
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    14,524
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      7,195
-------------------------------------------------------------------------------------------
Other                                                                               308,198
-------------------------------------------------------------------------------------------
Total expenses                                                                    3,955,893
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (27,312)
-------------------------------------------------------------------------------------------
Net expenses                                                                      3,928,581
-------------------------------------------------------------------------------------------
Net investment income                                                            39,820,638
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (27,589,132)
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                   1,711,451
-------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                 11,167
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                      (4,727,606)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the period                                              1,609,389
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts
swap contracts and written options during the period                              5,894,136
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (23,090,595)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $ 16,730,043
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                       January 31          July 31
                                                                            2002*             2001
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $ 39,820,638    $  86,175,137
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                         (30,594,120)     (48,500,275)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies                                                      7,503,525      (21,624,968)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   16,730,043       16,049,894
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
--------------------------------------------------------------------------------------------------
From net investment income                                            (38,066,180)     (72,307,759)
--------------------------------------------------------------------------------------------------
From return of capital                                                         --      (15,103,543)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (21,336,137)     (71,361,408)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   942,125,335    1,013,486,743
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $12,373,898 and
$14,128,356, respectively)                                           $920,789,198    $ 942,125,335
--------------------------------------------------------------------------------------------------
Number of fund shares
--------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of period                     140,989,259      140,989,259
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                     Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.68        $7.19        $7.62        $8.71        $8.88        $8.53
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .28          .61          .63          .64          .74          .65
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.16)        (.50)        (.39)        (.99)        (.18)         .38
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .12          .11          .24         (.35)         .56         1.03
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.27)        (.51)        (.65)        (.62)        (.66)        (.65)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.02)          --           --         (.03)
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --           --           --         (.12)        (.07)          --
------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --         (.11)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.27)        (.62)        (.67)        (.74)        (.73)        (.68)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.53        $6.68        $7.19        $7.62        $8.71        $8.88
------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(b)                     4.89*        8.56        (1.51)       (7.24)        8.06        26.24
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Market value,
end of period                          $6.32        $6.29        $6.38        $7.19        $8.50        $8.56
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $920,789     $942,125   $1,013,487   $1,073,980   $1,221,188   $1,245,444
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .43*         .85          .83          .86          .89          .83
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               4.29*        8.87         8.48         8.05         8.34         7.42
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 72.06(d)*   231.58       133.80       165.79       209.50       262.01
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.



NOTES TO FINANCIAL STATEMENTS
January 31, 2002 (Unaudited)


Note 1
Significant accounting policies

Putnam Premier Income Trust (the "fund") is registered under the
Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, the high yield sector and the international sector of the fixed-income securities market.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The fund may enter into interest rate swap agreements, to manage the funds exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

I) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

J) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

K) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At January 31, 2002, the fund had no securities out on loan

L) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2001, the fund had a capital loss carryover of approximately $109,681,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
   $39,893,000    July 31, 2007
    44,858,000    July 31, 2008
    24,930,000    July 31, 2009

M) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.


Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million and 0.55% of any amount over $1.5 billion.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At January 31, 2002, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended January 31, 2002, the fund's expenses were reduced by $27,312 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,045 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.


Note 3
Purchases and sales of securities

During the six months ended January 31, 2002, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $296,478,571 and $357,984,245, respectively. Purchases and sales of U.S. government obligations aggregated $593,124,911 and $549,533,392, respectively.

Written option transactions during the period are summarized as follows:

                                            Contract             Premiums
                                             Amounts             Received
---------------------------------------------------------------------------
Written options
outstanding at
beginning of period                         $1,664,000            $33,280
---------------------------------------------------------------------------
Options opened                               6,126,000             11,167
---------------------------------------------------------------------------
Options expired                             (6,126,000)           (11,167)
---------------------------------------------------------------------------
Options closed                              (1,664,000)           (33,280)
---------------------------------------------------------------------------
Written options
outstanding at
end of period                                     $--                $--
---------------------------------------------------------------------------


Note 4
Share repurchase program

The Trustees authorized the fund to repurchase up to 7,000,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding. For the six months ended January 31, 2002, the fund did not repurchase any shares. As of January 31, 2002, 511,000 shares have been repurchased since the inception of the program.


Note 5
New accounting pronouncement

As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the fund amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to January 1, 2001, the fund did not amortize premium and accrete discounts for certain fixed income securities and characterized as realized gains and losses paydowns on mortgage backed securities. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle is not material to the financial statements.


Amendment to Bylaws
(Unaudited)


On March 9, 2001, the Trustees amended the fund's Bylaws to require advance notice of shareholder Trustee nominations and shareholder proposals fixing the number of Trustees. Shareholders wishing to propose one or more nominees for election as Trustees or wishing to make a proposal fixing the number of Trustees at an annual meeting of shareholders must provide written notice to the fund (including all required information) so that such notice is received in good order by the fund not less than sixty (60) nor more than ninety (90) days prior to the anniversary date of the immediately preceding annual meeting. An exception applies in the case of the annual meeting which was held in calendar year 2001, to the effect that the notice described above to be timely must be received in good order by the fund not less than thirty
(30) days prior to that anniversary date. A further exception to the notice deadline applies in the event the date of the annual meeting is substantially advanced or delayed from that anniversary date. Copies of these amendments to the Bylaws have been filed with the Securities and Exchange Commission and are available from its public reference facilities.

Visit www.putnaminvestments.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at

http://www.putnaminvestments.com


FUND INFORMATION


ABOUT PUTNAM INVESTMENTS
One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Kevin Cronin
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President



Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) anytime for up-to-date information about the fund's NAV.


PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


79248  073  3/02